UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1.  Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

Dear Shareholders,

Since our last correspondence, the market tone, investor outlook and the broader economic landscape have all turned decidedly more positive. As of this writing the Dow Jones Industrial Average (“DJIA”) has broken through the 20,000 benchmark hurdle, with investors already setting their sights on the next headline target. Although the DJIA is less representative of corporate America than the broader S&P 500 Index market measure, the reflation trade promises of President Trump (more jobs, lower taxes, bureaucracy & regulations) have stoked greater investor interest in a number of industries, including companies in the Financial, Healthcare and Consumer sectors. Through January alone, this investor enthusiasm closed the month out with market momentum which has carried most equity indexes up to mid-single digit performances. As is usually the case though, investor actions ignored trades in the dollar, Treasuries and not so unexpectedly, gold.

The recent market moves, noted by tandem highs from both the DJIA Transport stocks (rails, airlines and freight companies), and the DJIA Industrials, has often signaled an improving economy and corporate earnings. There is certainly some support provided from the current economic news, which includes the promise of infrastructure spending, (the Keystone Pipeline), more discussions regarding tax restructuring, and promises of fast-track approval for companies building facilities, and creating jobs, here in the U.S. Industry surveys are still moving in a positive direction, as are the reported signals from analysts regarding bank lending and retail sales. Thus far earnings reports have been generally positive and, to date, the blended year/year growth rates for corporate earnings (already and yet to-be-reported) are up 4.2%, which is well above the December estimates of 3.1%.

Regarding the economic outlook, the early read on Q4 GDP growth was 1.9%; digging into the weeds a little further, domestic demand was up 2.5%, its strongest growth rate since Q3 of 2015, while unemployment claims now sit at multi-decade lows. There is increasing headline risk as of this writing, (trade, dollar, interest rates, rising wage pressures), but the news that’s making the headlines is good. Global Purchasing Managers’ Index (“PMI”) levels, (reflecting manufacturing health), are up to multi-year highs, with the Euro-area PMI now at its highest level since April 2011. The Richmond Manufacturing Index is at a nine-month high, with reported inventory levels now at a low last seen in June 2014. The University of Michigan consumer sentiment indicator is at a new cycle high against a backdrop of an increasingly tight housing market.

With respect to the ongoing activities at Frost Investment Advisors, we continue striving to provide shareholders with a slate of quality offerings. Further, as noted in our prior commentaries, we believe the Adviser is well staffed to manage through challenging times (as witnessed by recent more volatile markets) and economic rollercoasters. The diverse slate of funds the Frost family of funds offers has served our shareholders well, and we look forward to continuing those relationships through future market cycles. We appreciate your confidence in our team.

Yours Truly,

Tom Stringfellow

President, Frost Investment Advisors

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678.

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Dow Jones Industrial Average — An unmanaged price weighted average of 30 actively traded shares of the blue chip U.S. industrial corporations listed on the New York Stock Exchange. The trend in the movement of the market value of these shares is considered to be an indicator of the movement of the entire U.S. stock market.

Richmond Manufacturing Index — A gauge of broad activity in the manufacturing sector located in the Fifth Federal Reserve District, published by the Federal Reserve Bank of Richmond. The index is a composite index that represents a weighted average of the shipments, new orders and employment indexes.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 98.0%
Consumer Discretionary — 25.3%
Amazon.com*	22,671	$18,669,115
Comcast, Cl A	68,000	5,128,560
Home Depot	79,090	10,881,202
Las Vegas Sands	95,000	4,995,100
Netflix*	28,500	4,010,235
Newell Brands	95,000	4,496,350
NIKE, Cl B	80,860	4,277,494
Priceline Group*	4,170	6,568,292
Starbucks	105,050	5,800,861
Time Warner	45,090	4,366,967
TJX	48,000	3,596,160
Walt Disney	43,860	4,853,109

		77,643,445

Consumer Staples — 4.2%
Costco Wholesale	36,882	6,046,804
CVS Health	39,565	3,118,118
Walgreens Boots Alliance	45,100	3,695,494

		12,860,416

Energy — 3.2%
Pioneer Natural Resources	25,600	4,613,888
Schlumberger	62,953	5,269,796

		9,883,684

Financials — 4.9%
BlackRock, Cl A	11,161	4,173,991
Charles Schwab	192,500	7,938,700
Moody’s	27,405	2,841,076

		14,953,767

Health Care — 13.2%
Allergan	17,330	3,793,364
Becton Dickinson	33,250	5,894,892

Description	Shares	Value
Bristol-Myers Squibb	78,165	$3,842,591
Celgene*	71,460	8,300,079
Edwards Lifesciences*	38,000	3,657,120
Gilead Sciences	59,955	4,343,740
UnitedHealth Group	32,500	5,268,250
Zoetis, Cl A	94,735	5,204,741

		40,304,777

Industrials — 7.5%
Boeing	33,325	5,445,971
Canadian Pacific Railway	26,590	4,018,813
Danaher	80,750	6,776,540
Fortive	43,000	2,378,330
Southwest Airlines	85,000	4,446,350

		23,066,004

Information Technology — 37.1%
Alphabet, Cl A*	18,354	15,053,767
Alphabet, Cl C*	10,470	8,342,391
Apple	107,896	13,093,180
Electronic Arts*	50,000	4,171,500
Facebook, Cl A*	116,690	15,207,041
Lam Research	38,860	4,463,460
MasterCard, Cl A	90,910	9,666,460
Microsoft	152,000	9,826,800
NXP Semiconductors*	40,500	3,962,925
Palo Alto Networks*	26,800	3,954,608
PayPal Holdings*	120,520	4,794,286
Salesforce.com*	77,135	6,101,378
Visa, Cl A	180,100	14,896,071

		113,533,867

Materials — 1.2%
Sherwin-Williams	12,350	3,752,053

Real Estate — 1.4%
American Tower‡	40,500	4,191,750

Total Common Stock (Cost $196,632,409)		300,189,763

CASH EQUIVALENT** — 2.0%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $6,174,625)	6,174,625	6,174,625

Total Investments — 100.0% (Cost $202,807,034)		$306,364,388

Percentages are based on Net Assets of $306,252,963.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2017 .
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 12.9%
Carnival	163,400	$9,049,092
Las Vegas Sands	110,800	5,825,864
Lowe’s	117,600	8,594,208
Walt Disney	65,600	7,258,640
Whirlpool	34,400	6,016,216

		36,744,020

Energy — 10.8%
Chevron	54,300	6,046,305
Occidental Petroleum	113,500	7,691,895
Royal Dutch Shell ADR, Cl B	158,000	9,080,260
Valero Energy	123,500	8,121,360

		30,939,820

Financials — 24.8%
American Express	132,000	10,082,160
American International Group	134,400	8,636,544
Bank of New York Mellon	154,300	6,901,839
Capital One Financial	110,600	9,665,334
Citigroup	169,000	9,435,270
FNF Group	285,300	10,088,208
Nasdaq	145,700	10,277,678
Wells Fargo	101,600	5,723,128

		70,810,161

Health Care — 14.8%
AbbVie	146,100	8,928,171
Medtronic	106,300	8,080,926
Novartis ADR	101,300	7,488,096
Perrigo	104,100	7,927,215
Shire ADR	58,900	9,884,009

		42,308,417

Description	Shares	Value
Industrials — 15.0%
Boeing	37,600	$6,144,592
Eaton	74,400	5,266,032
General Electric	255,300	7,582,410
Johnson Controls International	181,300	7,973,574
Kansas City Southern	83,100	7,139,121
Raytheon	60,800	8,764,928

		42,870,657

Information Technology — 14.9%
Cisco Systems	222,900	6,847,488
Corning	349,300	9,252,957
eBay*	169,600	5,398,368
Microsoft	108,100	6,988,665
Nielsen Holdings	156,700	6,410,597
Skyworks Solutions	84,300	7,733,682

		42,631,757

Materials — 3.2%
Dow Chemical	151,200	9,016,056

Real Estate — 3.3%
Weyerhaeuser‡	295,600	9,261,148

Total Common Stock (Cost $261,615,348)		284,582,036

Total Investments — 99.7% (Cost $261,615,348)		$284,582,036

Percentages are based on Net Assets of $285,309,854.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 88.5%
Consumer Discretionary — 7.9%
General Motors	121,200	$4,437,132
Honda Motor ADR	82,900	2,463,788

		6,900,920

Consumer Staples — 1.4%
Wal-Mart Stores	18,300	1,221,342

Energy — 12.9%
BP ADR	87,800	3,159,044
National Oilwell Varco	37,400	1,414,094
Occidental Petroleum	29,900	2,026,323
Royal Dutch Shell ADR, Cl A	32,200	1,751,358
Schlumberger	34,200	2,862,882

		11,213,701

Financials — 23.5%
Allstate	38,200	2,873,022
Annaly Capital Management‡	95,800	979,076
Bank of America	210,230	4,759,607
BB&T	21,900	1,011,561
Capital One Financial	23,300	2,036,187
Citigroup	63,100	3,522,873
Lincoln National	17,467	1,179,197
XL Group	110,050	4,134,579

		20,496,102

Health Care — 8.8%
Gilead Sciences	24,600	1,782,270
Merck	14,600	905,054
Roche Holding ADR	22,100	662,116

Description	Shares	Value
Teva Pharmaceutical Industries ADR	98,000	$3,276,140
Zimmer Holdings	9,200	1,088,636

		7,714,216

Industrials — 7.5%
Boeing	18,500	3,023,270
Johnson Controls International	15,549	683,845
Union Pacific	27,000	2,877,660

		6,584,775

Information Technology — 8.2%
Applied Materials	113,360	3,882,580
Western Union	166,700	3,263,986

		7,146,566

Materials — 14.1%
Dow Chemical	73,600	4,388,768
Mosaic	83,150	2,608,415
Rio Tinto ADR	42,100	1,885,659
WestRock	64,700	3,452,392

		12,335,234

Telecommunication Services — 4.2%
AT&T	86,692	3,654,935

Total Common Stock (Cost $72,434,947)		77,267,791

CASH EQUIVALENT** — 11.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.347% (Cost $10,194,546)	10,194,546	10,194,546

Total Investments — 100.2% (Cost $82,629,493)		$87,462,337

Percentages are based on Net Assets of $87,281,420.

**	Rate shown is the 7-day effective yield as of January 31, 2017.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 90.2%
Consumer Discretionary — 17.0%
Advance Auto Parts	1,001	$164,404
Best Buy	6,000	267,120
CalAtlantic Group	9,490	330,916
Chipotle Mexican Grill, Cl A*	617	260,029
Dollar Tree*	3,013	232,573
Gentex	15,785	329,749
Nordstrom	5,116	226,230
NVR*	175	325,150
Scripps Networks Interactive, Cl A	4,252	323,832

		2,460,003

Consumer Staples — 5.2%
Church & Dwight	6,324	285,971
WhiteWave Foods, Cl A*	8,382	461,513

		747,484

Energy — 5.9%
Cabot Oil & Gas	10,100	216,948
Core Laboratories	2,143	250,367
Noble Energy	9,647	383,565

		850,880

Financials — 14.4%
Evercore Partners, Cl A	3,100	240,095
Huntington Bancshares	23,317	315,479
Lincoln National	3,714	250,732
M&T Bank	1,621	263,526
Progressive	9,108	341,003

Description	Shares	Value
Synovus Financial	9,939	$414,258
TD Ameritrade Holding	5,751	265,409

		2,090,502

Health Care — 12.6%
Agilent Technologies	5,990	293,330
CR Bard	1,499	355,758
DexCom*	2,508	198,508
Laboratory Corp of America Holdings*	3,052	409,609
Mettler-Toledo International*	300	127,989
Varex Imaging*	797	22,920
Varian Medical Systems*	2,433	188,922
Vertex Pharmaceuticals*	2,616	224,636

		1,821,672

Industrials — 13.8%
Alaska Air Group	2,070	194,207
Fluor	5,030	279,165
Hexcel	4,648	238,675
L3 Technologies	2,000	317,380
Masco	11,350	373,982
Middleby*	1,450	194,561
Roper Technologies	1,014	194,536
Ryder System	2,601	201,838

		1,994,344

Information Technology — 13.5%
Analog Devices	5,205	390,063
Arista Networks*	1,418	133,292
Cree*	7,686	211,980
Fidelity National Information Services	3,253	258,353
FLIR Systems	7,001	247,345
Juniper Networks	8,149	218,230
Red Hat*	3,537	268,388
Take-Two Interactive Software*	4,325	232,036

		1,959,687

Materials — 3.3%
Albemarle	2,755	255,223
Reliance Steel & Aluminum	2,849	226,923

		482,146

Real Estate — 1.9%
Kimco Realty‡	11,165	277,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

Description	Shares/ Face Amount	Value
Utilities — 2.6%
FirstEnergy	3,985	$120,825
Great Plains Energy	5,605	154,418
WEC Energy Group	1,622	95,779

		371,022

Total Common Stock (Cost $10,529,067)		13,055,637

CORPORATE OBLIGATION — 1.6%
Information Technology — 1.6%
Micron Technology 3.000%, 11/15/43	$225,000	230,203

Total Corporate Obligation (Cost $158,527)		230,203

CASH EQUIVALENT** — 8.4%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $1,215,819)	1,215,819	1,215,819

Total Investments — 100.2% (Cost $11,903,413)		$14,501,659

Percentages are based on Net Assets of $14,467,761.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2017.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST CONSERVATIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.6%
Open-End Funds — 80.6%
American Beacon Small Capital Value Fund	616	$17,099
American Beacon Stephens Small Capital Growth Fund	2,088	35,261
Artisan High Income Fund	3,544	35,336
Cohen & Steers Institutional Realty Shares	818	35,372
Frost Credit Fund, Institutional Class Shares*	3,587	35,365
Frost Growth Equity Fund, Institutional Class Shares*	6,077	78,388
Frost Low Duration Bond Fund, Institutional Class Shares*	5,950	60,866
Frost Total Return Bond Fund, Institutional Class Shares*	36,910	383,491
Frost Value Equity Fund, Institutional Class Shares*	7,405	73,017
Hartford Floating Rate Fund	4,012	34,903
Hartford World Bond Fund	11,826	121,931
John Hancock Funds III - Disciplined Value Mid Capital Fund	2,398	52,679
Lazard International Equity Portfolio	2,156	35,448
Metropolitan West Total Return Bond Fund	36,394	383,592
T. Rowe Price Mid-Capital Growth Fund	684	53,307

		1,436,055

Exchange Traded Funds — 14.0%
iShares MSCI EAFE Growth ETF	483	31,893
SPDR S&P 500 ETF Trust	543	123,549
Vanguard FTSE Emerging Markets ETF	875	33,110
Vanguard Short-Term Investment Grade Fund	5,716	60,880

		249,432

Total Registered Investment Companies (Cost $1,693,126)		1,685,487

CASH EQUIVALENT** — 5.3%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $95,417)	95,417	95,417

Total Investments — 99.9% (Cost $1,788,543)		$1,780,904

Percentages are based on Net Assets of $1,782,043.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/17	Dividend Income	Capital Gain Distributions
Frost Credit Fund
$50,118	$992	$(16,704)	$1,992	$(1,033)	$35,365	$1,163	$—
Frost Growth Equity Fund
$101,300	$12,932	$(32,154)	$(246)	$(3,444)	$78,388	$156	$7,713
Frost Low Duration Bond Fund
$ —	$68,583	$(7,903)	$178	$8	$60,866	$194	$—
Frost Total Return Bond Fund
$333,202	$175,204	$(122,269)	$(154)	$(2,492)	$383,491	$6,352	$332
Frost Value Equity Fund
$ 87,992	$14,666	$(28,321)	$1,340	$(2,660)	$73,017	$862	$3,804

**	Rate shown is the 7-day effective yield as of January 31, 2017.

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MODERATE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.9%
Open-End Funds — 74.8%
American Beacon Small Capital Value Fund	6,720	$186,486
American Beacon Stephens Small Capital Growth Fund	11,318	191,158
Artisan High Income Fund	16,928	168,776
Cohen & Steers Institutional Realty Shares	4,928	213,183
Frost Credit Fund, Institutional Class Shares*	11,660	114,970
Frost Growth Equity Fund, Institutional Class Shares*	46,011	593,547
Frost Low Duration Bond Fund, Institutional Class Shares*	6,103	62,434
Frost Total Return Bond Fund, Institutional Class Shares*	41,701	433,276
Frost Value Equity Fund, Institutional Class Shares*	51,134	504,179
Hartford Floating Rate Fund	19,621	170,702
Hartford World Bond Fund	30,784	317,379
John Hancock Funds III - Disciplined Value Mid Capital Fund	14,803	325,228
Lazard International Equity Portfolio	10,080	165,708
Metropolitan West Total Return Bond Fund	40,605	427,981
T. Rowe Price International Discovery Fund	1,940	107,315
T. Rowe Price Mid-Capital Growth Fund	2,714	211,396

		4,193,718

Exchange Traded Funds — 23.1%
iShares MSCI EAFE Growth ETF	2,694	177,885
SPDR S&P 500 ETF Trust	3,867	879,859
Vanguard FTSE Emerging Markets ETF	4,650	175,956
Vanguard Short-Term Investment Grade Fund	5,865	62,457

		1,296,157

Total Registered Investment Companies (Cost $5,455,134)		5,489,875

Description	Shares	Value
CASH EQUIVALENT** — 2.2%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $124,895)	124,895	$124,895

Total Investments — 100.1% (Cost $5,580,029)		$5,614,770

Percentages are based on Net Assets of $5,610,318.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended January 31, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/17	Dividend Income	Capital Gain Distributions
Frost Credit Fund
$484,808	$9,057	$(385,370)	$5,650	$825	$114,970	$9,612	$—
Frost Growth Equity Fund
$1,717,209	$145,911	$(1,164,767)	$142,697	$(247,503)	$593,547	$1,272	$144,639
Frost Low Duration Bond Fund
$ —	$65,756	$(3,447)	$122	$3	$62,434	$191	$—
Frost Total Return Bond Fund
$ 976,654	$14,173	$(546,252)	$8,052	$(19,351)	$433,276	$14,474	$1,037
Frost Value Equity Fund
$1,251,334	$71,035	$(790,655)	$75,040	$(102,575)	$504,179	$11,375	$59,825

**	Rate shown is the 7-day effective yield as of January 31, 2017.

CI — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times and the London Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST AGGRESSIVE ALLOCATION FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 92.4%
Open-End Funds — 68.1%
American Beacon Small Capital Value Fund	2,801	$77,722
American Beacon Stephens Small Capital Growth Fund	3,776	63,781
Artisan High Income Fund	1,569	15,647
Cohen & Steers Institutional Realty Shares	1,778	76,900
Frost Credit Fund, Institutional Class Shares*	3,364	33,167
Frost Growth Equity Fund, Institutional Class Shares*	11,530	148,737
Frost Total Return Bond Fund, Institutional Class Shares*	5,962	61,946
Frost Value Equity Fund, Institutional Class Shares*	14,596	143,912
Hartford Floating Rate Fund	3,574	31,091
Hartford World Bond Fund	5,886	60,682
John Hancock Funds III - Disciplined Value Mid Capital Fund	4,697	103,189
Lazard International Equity Portfolio	4,642	76,320
Metropolitan West Total Return Bond Fund	5,766	60,770
T. Rowe Price International Discovery Fund	585	32,375
T. Rowe Price Mid-Capital Growth Fund	610	47,482

		1,033,721

Exchange Traded Funds — 24.3%
iShares MSCI EAFE Growth ETF	926	61,144
SPDR S&P 500 ETF Trust	1,066	242,547
Vanguard FTSE Emerging Markets ETF	1,700	64,328

		368,019

Total Registered Investment Companies (Cost $1,374,403)		1,401,740

CASH EQUIVALENT** — 8.2%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $125,034)	125,034	125,034

Total Investments — 100.6% (Cost $1,499,437)		$1,526,774

Percentages are based on Net Assets of $1,517,725.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 1/31/17	Dividend Income	Capital Gain Distributions
Frost Credit Fund
$237,970	$4,740	$(212,865)	$1,671	$1,651	$33,167	$4,900	$—
Frost Growth Equity Fund
$1,051,265	$102,522	$(924,916)	$63,953	$(144,087)	$148,737	$463	$102,060
Frost Total Return Bond Fund
$370,587	$5,507	$(308,732)	$4,727	$(10,143)	$61,946	$5,228	$470
Frost Value Equity Fund
$ 911,108	$58,509	$(802,553)	$39,728	$(62,880)	$143,912	$8,351	$50,206

**	Rate shown is the 7-day effective yield as of January 31, 2017.

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 32.4%
Agency Mortgage-Backed Obligation — 15.6%
FHLMC 6.000%, 05/01/26	$533,203	$600,514
5.500%, 12/01/37	219,530	246,832
5.000%, 04/01/24	291,353	316,574
3.075%, 01/01/45 (A)	12,112,940	12,450,070
2.687%, 08/01/37 (A)	600,609	636,496
2.522%, 02/01/37 (A)	2,596,082	2,729,906
2.375%, 06/01/43 (A)	12,879,570	12,991,519
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	1,615,307	162,950
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	10,777,952
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	2,004,177	69,007
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	945,455	947,262
FHLMC REMIC, Ser 2011-3898, Cl FC 1.034%, 11/15/36 (A)	3,271,750	3,297,210
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	2,860,821	487,285

Description	Face Amount	Value
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	$9,034,408	$9,562,040
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	12,934,167	1,111,887
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	9,474,956	650,046
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	21,280,902	1,752,927
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	6,513,143	534,426
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	20,979,502	1,717,174
FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	29,956,659	3,966,729
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	12,533,445	1,021,362
FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	28,338,609	4,689,139
FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	20,087,574	2,111,953
FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	3,479,846	443,497
FHLMC, Ser 2015-4492, Cl MA 4.000%, 07/15/43	6,037,339	6,399,615
FHLMC, Ser 2016-4572, Cl LG 2.500%, 08/15/45	4,635,475	4,638,819
FHLMC, Ser 2017-4655, Cl HA 3.500%, 01/26/47	19,000,000	19,537,345
FNMA 5.500%, 07/01/36 to 12/01/47	470,677	515,467
5.000%, 04/01/19 to 05/01/35	971,486	1,015,985
4.500%, 02/01/39 to 08/01/41	12,140,825	13,115,764
3.500%, 10/01/40 to 08/01/46	21,040,293	21,528,015
3.362%, 02/01/42 (A)	5,811,146	6,006,053
3.000%, 10/01/46 to 11/01/46	29,625,401	29,347,026
2.787%, 10/01/42 (A)	6,604,613	6,771,842
2.710%, 08/01/23	282,902	284,721
2.667%, 01/01/38 (A)	5,831,333	6,185,315
2.500%, 11/01/31	24,581,850	24,613,197
2.432%, 07/01/37 (A)	3,363,857	3,536,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FNMA REMIC, Ser 2005-66, Cl FD 0.825%, 07/25/35 (A)	$1,379,123	$1,372,919
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	6,343,066	628,083
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	726,808	768,602
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	736,616	780,863
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	2,558,572	510,602
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	3,752,615	767,437
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	4,373,793	918,280
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	4,865,222	967,540
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	7,441,713	1,471,176
FNMA STRIPS, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	13,570,268	1,426,296
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	5,073,690
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	3,045,630	335,543
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	8,311,594	427,914
FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	10,143,461	885,452
FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	23,503,941	2,057,584
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	9,174,519	1,963,129
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	4,974,086
FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	8,431,916	741,729

Description	Face Amount	Value
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	$10,000,000	$9,846,891
FNMA, Ser 2013-5, Cl BD 2.000%, 03/25/40	3,066,483	3,044,724
FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	16,051,196	2,048,693
FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	6,265,434	851,847
FNMA, Ser 2017-4, Cl VD 3.500%, 06/25/37	10,000,000	10,131,250
GNMA 4.500%, 06/15/39	872,987	943,117
1.875%, 09/20/40 (A)	1,160,100	1,194,604
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	694,769	716,347
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	10,040,506	733,809
GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	1,281,147	88,928
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	3,963,618	4,073,719
GNMA, Ser 2012-65, Cl AI, IO 3.500%, 03/20/36	3,704,859	228,063
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	737,937	767,230
GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (A)	30,044,336	5,945,774
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	1,981,268
GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	6,263,243	751,220
GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	14,704,387	1,807,431
GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	20,776,761	1,421,793
GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	7,643,042	1,065,299

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	$24,198,592	$2,361,666
GNMA, Ser 2015-134, Cl LV 3.500%, 12/20/26	2,701,853	2,831,249
GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	23,038,188	2,051,097
GNMA, Ser 2016-H14, Cl FA 1.447%, 06/20/66 (A)	3,103,435	3,093,529

		300,820,998

Commercial Mortgage-Backed Obligation — 14.6%
A10 Securitization, Ser 2013-2, Cl C 5.120%, 11/15/27 (B)	1,500,000	1,499,419
A10 Securitization, Ser 2013-2, Cl B 4.380%, 11/15/27 (B)	2,000,000	1,987,440
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A 2.774%, 10/26/44 (A)(B)	3,089,738	3,089,475
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ 5.723%, 06/10/49 (A)	2,000,000	2,017,392
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.479%, 02/10/51 (A)(B)	4,925,000	4,875,104
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.479%, 02/10/51 (A)	7,390,000	7,383,632
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H 5.415%, 09/10/47 (A)	1,748,067	1,179,945
BBCMS Trust, Ser 2015-STP, Cl D 4.427%, 09/10/28 (A)(B)	5,000,000	4,987,604
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl E 4.997%, 06/11/41 (A)(B)	561,913	564,479
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.566%, 01/12/45 (A)	9,150,000	8,699,575
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.200%, 06/10/48 (A)	5,000,000	4,816,431

Description	Face Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.450%, 07/15/44 (A)	$111,614	$111,532
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 5.017%, 08/15/45 (A)	1,000,000	1,053,023
Commercial Mortgage Trust, Ser 2014-LC15, Cl D 5.109%, 04/10/47 (A)(B)	9,500,000	7,913,868
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ 6.134%, 09/15/39 (A)	5,000,000	5,009,868
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ 6.134%, 09/15/39 (A)	5,000,000	5,010,350
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.267%, 02/15/41 (A)(B)	5,000,000	2,835,401
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.785%, 04/15/37 (A)	665,614	591,870
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F 5.100%, 08/15/38 (A)	4,850,000	4,841,026
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.884%, 11/10/46 (A)(B)	1,000,000	1,108,631
FORT CRE 2016-1, Ser 1A, Cl A1 3.494%, 05/21/36 (A)(B)	4,000,000	4,046,644
FREMF Mortgage Trust, Ser 2011-K15, Cl B 5.116%, 08/25/44 (A)(B)	4,000,000	4,325,652
FREMF Mortgage Trust, Ser 2012-K21, Cl C 4.071%, 07/25/45 (A)(B)	5,000,000	5,015,308
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.811%, 08/25/45 (A)(B)	4,500,000	4,377,835
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.819%, 06/25/47 (A)(B)	2,000,000	2,002,697
FREMF Mortgage Trust, Ser 2013-K26, Cl C 3.599%, 12/25/45 (A)(B)	5,000,000	4,738,843
FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.389%, 07/25/22 (A)(B)	5,000,000	4,927,170

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FREMF Mortgage Trust, Ser 2015-K720, Cl C 3.389%, 07/25/22 (A)(B)	$8,000,000	$7,178,338
FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.681%, 11/25/47 (A)(B)	14,000,000	12,434,097
FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 02/25/26 (A)(B)	5,000,000	4,306,856
FREMF Mortgage Trust, Ser 2016-K57, Cl C 3.919%, 08/25/49 (A)(B)	7,180,000	5,944,674
Impact Funding, Ser 2001-AA, Cl B 5.281%, 07/25/33 (A)(B)	117,323	121,635
Impact Funding, Ser 2001-AA, Cl D 5.941%, 07/25/33 (A)(B)	87,994	81,801
Impact Funding, Ser 2001-AA, Cl C 5.481%, 07/25/33 (A)(B)	293,310	290,547
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.558%, 06/15/49 (A)	3,328,000	3,141,873
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS 5.337%, 05/15/47	3,000,000	2,957,711
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.999%, 02/15/51 (A)(B)(D)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 6.207%, 02/15/51 (A)	5,000,000	4,640,281
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	8,500,000	8,477,701
JPMorgan Chase Commercial Mortgage Securities, Ser 2016-WSP 4.704%, 08/15/33	4,000,000	4,004,699
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E 5.840%, 06/15/38 (A)	3,000,000	3,003,134
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E 5.582%, 02/15/40 (A)	4,000,000	3,983,666
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.322%, 07/15/40 (A)	1,000,000	1,007,091

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C 6.454%, 09/15/45 (A)	$10,450,000	$9,152,513
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D 4.978%, 01/20/41 (A)(B)	3,752,000	3,725,838
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 11/10/25	3,000,000	2,884,278
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM 6.008%, 06/12/50 (A)	3,000,000	2,919,756
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B 5.303%, 12/12/49 (A)	6,306,000	6,288,795
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C 4.912%, 05/15/49 (A)	2,413,000	2,463,465
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	180,332	179,935
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.818%, 06/11/42 (A)	10,000,000	10,179,951
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.818%, 06/11/42 (A)(B)	500,000	443,513
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.601%, 09/15/47 (A)(B)	2,000,000	2,186,544
RAIT Trust, Ser 2014-FL3, Cl C 3.731%, 12/15/31 (A)(B)	5,639,834	5,583,166
RAIT Trust, Ser 2015-FL5, Cl C 5.354%, 01/15/31 (A)(B)	4,000,000	3,987,574
Resource Capital, Ser 2015-CRE3, Cl C 3.680%, 03/15/32 (A)(B)	5,000,000	4,938,497
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.731%, 05/10/45 (A)(B)	4,750,000	5,086,699
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 5.043%, 05/10/63 (A)(B)	15,254,806	14,663,733
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.123%, 08/10/49 (A)(B)	3,000,000	3,146,500
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.649%, 12/10/45 (A)(B)	13,384,000	12,946,406

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.525%, 08/25/40 (A)(B)	$1,289,660	$1,356,582
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ 5.413%, 12/15/43 (A)	5,000,000	5,062,860
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C 5.483%, 12/15/43 (A)	5,000,000	4,956,250
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB 2.514%, 08/15/49	1,000,000	977,354
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (A)(B)	2,000,000	1,394,060
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.878%, 01/15/59 (A)	5,000,000	4,840,595
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	4,971,978
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB 2.788%, 07/15/48	2,000,000	1,979,593
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl ASB 2.825%, 10/15/49	3,000,000	2,966,576
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.630%, 03/15/46 (A)	3,000,000	3,180,714

		283,048,043

Non-Agency Residential Mortgage-Backed Obligation — 2.2%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A)(B)	6,978,006	6,985,473
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3 3.500%, 10/25/46 (A)(B)	2,405,242	2,415,765
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.904%, 04/25/43 (A)(B)	243,820,505	8,235,086
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.933%, 06/20/44 (A)(B)	4,555,535	4,608,211
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A)(B)	3,624,638	3,694,771

Description	Face Amount	Value
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A)(B)	$4,348,260	$4,346,903
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (A)(B)	5,448,118	5,411,913
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (A)(B)	5,943,753	5,907,348

		41,605,470

Total Mortgage-Backed Securities (Cost $654,818,423)		625,474,511

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Inflationary Protection Securities 1.125%, 01/15/21	5,516,600	5,835,685
1.000%, 02/15/46	5,093,050	5,186,192
0.125%, 04/15/20	1,030,630	1,049,577
U.S. Treasury Notes 2.500%, 05/15/24 to 02/15/46	35,000,000	34,281,825
2.375%, 08/15/24	50,000,000	50,240,250
2.250%, 11/15/24 to 08/15/46	120,000,000	117,439,295
2.000%, 08/15/25 to 11/15/26	90,000,000	86,860,980
1.625%, 02/15/26 to 05/15/26	30,000,000	27,967,770
1.500%, 08/15/26	30,000,000	27,581,250
1.375%, 01/15/20	500,000	498,769
1.000%, 11/30/18	75,000,000	74,771,475
0.674%, 10/31/17 (A)	1,500,000	1,501,700
0.500%, 02/28/17	1,000,000	1,000,044
U.S. Treasury STRIPS 10.000%, 02/15/46	250,000	99,932

Total U.S. Treasury Obligations (Cost $443,429,676)		434,314,744

CORPORATE OBLIGATIONS — 17.1%
Consumer Discretionary — 2.0%
Block Financial 4.125%, 10/01/20	5,000,000	5,124,640
Choice Hotels International 5.750%, 07/01/22	5,179,000	5,567,425
General Motors Financial 4.000%, 01/15/25	9,000,000	8,885,871
Lear 5.250%, 01/15/25	1,500,000	1,591,650
Mohawk Industries 3.850%, 02/01/23	5,975,000	6,096,042
Valeant Pharmaceuticals International 6.750%, 08/15/18 (B)	9,686,000	9,552,817
Volkswagen Group of America Finance 2.125%, 05/23/19 (B)	1,000,000	994,564

		37,813,009

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Energy — 5.3%
Apache Finance Canada 7.750%, 12/15/29	$4,138,000	$5,383,071
Avison Young Canada 9.500%, 12/15/21 (B)	4,250,000	4,165,000
Hiland Partners Holdings 5.500%, 05/15/22 (B)	10,030,000	10,507,117
Lukoil International Finance BV 4.563%, 04/24/23	3,000,000	3,023,100
Noble Holding International 6.050%, 03/01/41	10,362,000	8,030,550
5.000%, 03/16/18	1,000,000	1,007,500
2.500%, 03/15/17	6,699,000	6,690,626
Northern Oil and Gas 8.000%, 06/01/20	6,140,000	5,403,200
Petrobras Global Finance BV 8.750%, 05/23/26	1,000,000	1,126,400
Pioneer Natural Resources 3.950%, 07/15/22	10,450,000	10,849,911
Seadrill 6.125%, 09/15/17	300,000	135,000
6.125%, 09/15/17 (B)	9,750,000	4,387,500
Southwestern Energy 7.500%, 02/01/18	153,000	159,503
TMX Finance 8.500%, 09/15/18 (B)	8,960,000	8,220,800
Transocean 6.500%, 11/15/20	18,000,000	18,270,000
Weatherford International 4.500%, 04/15/22	8,835,000	7,863,150
Williams Partners 4.875%, 03/15/24	2,600,000	2,688,106
4.875%, 05/15/23	5,000,000	5,157,090

		103,067,624

Financials — 5.3%
Assured Guaranty US Holdings 5.000%, 07/01/24	7,272,000	7,659,590
Capital One Financial 4.200%, 10/29/25	500,000	501,163
Deutsche Bank 7.500%, 12/29/49 (A)	1,000,000	915,660
Enova International 9.750%, 06/01/21	17,000,000	17,212,500
Farmers Exchange Capital 7.050%, 07/15/28 (B)	6,075,000	7,004,979
First American Financial 4.300%, 02/01/23	1,000,000	984,805
Genworth Holdings 7.625%, 09/24/21	8,380,000	7,730,550
Ladder Capital Finance Holdings 7.375%, 10/01/17	19,198,000	19,269,993

Description	Face Amount	Value
Mexico Government International Bond MTN 3.625%, 03/15/22	$1,000,000	$1,009,500
Navient MTN 5.500%, 01/25/23	14,000,000	13,212,500
2.985%, 12/15/20 (A)	3,525,000	2,872,875
Royal Bank of Canada MTN 7.000%, 06/21/17	2,300,000	2,320,010
6.800%, 06/07/17	2,000,000	2,003,000
6.400%, 05/17/17	2,000,000	2,001,400
6.200%, 02/17/17	2,000,000	2,014,400
Royal Bank of Scotland Group 7.500%, 12/29/49 (A)	4,000,000	3,880,000
Societe Generale 5.000%, 01/17/24 (B)	4,025,000	4,122,357
Ukraine Government International Bond 7.750%, 09/01/19	1,000,000	994,500
Wachovia 6.605%, 10/01/25	5,650,000	6,578,956

		102,288,738

Health Care — 0.3%
CHS 8.000%, 11/15/19	1,250,000	1,112,500
St. Jude Medical 3.250%, 04/15/23	5,200,000	5,163,844

		6,276,344

Industrials — 0.5%
Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	6,906,015
Flowserve 4.000%, 11/15/23	1,000,000	1,031,071
Icahn Enterprises 4.875%, 03/15/19	1,000,000	1,011,250
Intelsat Jackson Holdings 8.000%, 02/15/24 (B)	1,000,000	1,037,500
5.500%, 08/01/23	1,000,000	700,000

		10,685,836

Information Technology — 2.8%
BMC Software 7.250%, 06/01/18	26,064,000	26,324,640
BMC Software Finance 8.125%, 07/15/21 (B)	250,000	241,250
DynCorp International 10.375% cash/1.500% PIK, 11/30/20 (C)	6,742,384	6,320,985
Harris 5.550%, 10/01/21	1,168,000	1,298,130
Keysight Technologies 4.550%, 10/30/24	9,350,000	9,405,259
Motorola Solutions 7.500%, 05/15/25	7,493,000	8,801,360

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Western Digital 10.500%, 04/01/24 (B)	$1,000,000	$1,177,500

		53,569,124

Materials — 0.5%
Cliffs Natural Resources 8.000%, 09/30/20 (B)	390,000	405,600
Packaging Corp of America 4.500%, 11/01/23	8,817,000	9,337,300

		9,742,900

Telecommunication Services — 0.4%
Sprint Communications 9.125%, 03/01/17	3,000,000	3,015,600
Unison Ground Lease Funding 5.780%, 03/15/20 (B)	4,000,000	3,958,560

		6,974,160

Total Corporate Obligations (Cost $329,226,170)		330,417,735

ASSET-BACKED SECURITIES — 15.6%
Automotive — 9.9%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D 4.940%, 06/15/20 (B)	4,000,000	4,001,886
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D 5.200%, 04/12/21 (B)	1,750,000	1,767,940
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D 4.960%, 05/10/21 (B)	3,750,000	3,793,960
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D 4.700%, 11/10/21 (B)	3,000,000	3,038,917
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D 5.240%, 02/10/22 (B)	7,000,000	7,156,490
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C 4.840%, 10/12/21 (B)	5,000,000	5,112,432
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (B)	3,250,000	3,300,103
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C 4.260%, 08/12/22 (B)	750,000	749,700
Benefit Street Partners CLO IV, Ser 2016-IVA, Cl A1R 2.233%, 01/20/29 (A)(B)	10,000,000	9,994,950

Description	Face Amount	Value
Benefit Street Partners CLO IV, Ser 2016-IVA, Cl DR 8.246%, 01/20/29 (A)(B)	$1,000,000	$969,066
Benefit Street Partners CLO X, Ser 2016-10A, Cl A1 2.356%, 01/15/29 (A)(B)	4,000,000	4,005,304
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D 4.280%, 11/16/20 (B)	3,610,000	3,565,540
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D 4.660%, 06/15/21 (B)	3,370,000	3,363,864
Carnow Auto Receivables Trust, Ser 2014-1A, Cl E 5.530%, 01/15/20 (B)	1,000,000	999,943
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D 5.830%, 04/15/20 (B)	5,000,000	5,010,832
CPS Auto Receivables Trust, Ser 2013-D, Cl D 5.540%, 11/15/19 (B)	1,850,000	1,881,276
CPS Auto Receivables Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (B)	1,000,000	998,238
CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	4,000,000	3,972,096
CPS Auto Receivables Trust, Ser 2015-C, Cl E 6.540%, 08/16/21 (B)	1,750,000	1,794,604
CPS Auto Receivables Trust, Ser 2016-A, Cl E 7.650%, 12/15/21 (B)	6,000,000	5,987,963
CPS Auto Receivables Trust, Ser 2016-A, Cl F 7.650%, 03/15/23 (B)	10,540,000	10,434,600
CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (B)	6,500,000	6,742,961
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	132,423	132,884
CPS Auto Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (B)	8,000,000	7,965,062
Drive Auto Receivables Trust, Ser 2016-BA, Cl D 4.530%, 08/15/23 (B)	2,000,000	2,036,843
DT Auto Owner Trust, Ser 2016-4A, Cl E 6.490%, 09/15/23 (B)	3,520,000	3,562,277
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C 3.520%, 02/15/19 (B)	1,206,645	1,210,425

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	$4,700,000	$4,881,660
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D 4.930%, 12/15/20 (B)	1,240,000	1,271,204
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (B)	9,000,000	8,910,338
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (B)	5,000,000	5,088,361
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C 5.520%, 10/15/21 (B)	3,000,000	3,074,018
Flagship Credit Auto Trust, Ser 2014-1, Cl D 4.830%, 06/15/20 (B)	2,080,000	2,136,324
Flagship Credit Auto Trust, Ser 2015-1, Cl E 5.990%, 07/15/22 (B)	3,000,000	2,873,486
Flagship Credit Auto Trust, Ser 2015-1, Cl D 5.260%, 07/15/21 (B)	5,190,000	5,333,237
Flagship Credit Auto Trust, Ser 2015-3, Cl D 7.120%, 11/15/22 (B)	5,000,000	5,256,498
Flagship Credit Auto Trust, Ser 2016-1, Cl D 8.590%, 05/15/23 (B)	15,380,000	16,120,596
Galaxy XIV CLO, Ser 2016-14A, Cl AR 2.251%, 11/15/26 (A)(B)	6,500,000	6,501,625
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C 7.480%, 10/15/21 (B)	5,000,000	4,965,969
Honda Auto Receivables, Ser 2016-3, Cl A1 0.640%, 08/18/17	198,724	198,698
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C 7.890%, 11/15/22 (B)	2,500,000	2,492,627
LCM XXII, Ser 2016-22A, Cl A1 2.336%, 10/20/28 (A)(B)	6,200,000	6,210,490
OHA Credit Partners VII, Ser 2016-7A, Cl DR 5.016%, 11/20/27 (A)(B)	6,500,000	6,499,311

Description	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E 6.520%, 06/15/22 (B)	$5,000,000	$5,096,836

		190,461,434

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2 1.055%, 05/26/20 (A)	3,000,000	3,003,632

Other Asset-Backed Securities — 4.6%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	3,864,346	4,224,680
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	940,619	1,026,988
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	2,406,392	2,648,019
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, 02/25/37 (A)	1,000,000	—
Fortress Credit Investments IV, Ser 2015-4A, Cl C 3.579%, 07/17/23 (A)(B)	6,000,000	5,984,916
Fortress Credit Investments IV, Ser 2015-4A, Cl D 4.179%, 07/17/23 (A)(B)	6,000,000	5,899,674
Madison Park Funding XII, Ser 2014-12A, Cl D 4.196%, 07/20/26 (A)(B)	5,000,000	5,000,335
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C 5.000%, 01/20/25 (B)	7,860,000	7,425,551
Newstar Trust, Ser 2012-2A, Cl C 4.946%, 01/20/23 (A)(B)	8,000,000	8,004,000
Oak Hill Credit Partners X, Ser 2014-10A, Cl C 3.796%, 07/20/26 (A)(B)	5,100,000	5,090,759
Octagon Investment Partners XX, Ser 2014-1A, Cl C 3.428%, 08/12/26 (A)(B)	5,500,000	5,513,057
Octagon Investment Partners XX, Ser 2014-1A, Cl D 4.278%, 08/12/26 (A)(B)	3,500,000	3,437,686
Octagon Investment Partners XXI, Ser 2014-1A, Cl C 4.467%, 11/14/26 (A)(B)	9,000,000	8,925,399
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C 4.330%, 09/18/24 (B)	2,080,000	2,088,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Parallel, Ser 2015-1A, Cl C1 3.446%, 07/20/27 (A)(B)	$8,000,000	$8,007,256
SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (B)	6,000,000	5,823,258
Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (B)	2,000,000	1,981,869
TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	5,757,500	5,308,827
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,144,704

		89,535,382

Student Loan — 1.0%
Brazos Student Finance, Ser 2009-1, Cl B 3.140%, 12/27/39 (A)	5,000,000	4,463,720
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.774%, 11/27/28 (A)	770,090	766,261
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 2.034%, 07/25/47 (A)(B)	10,000,000	9,407,376
SLM Student Loan Trust, Ser 2012-7, Cl B 2.325%, 09/25/43 (A)	5,000,000	4,670,257

		19,307,614

Total Asset-Backed Securities (Cost $299,647,787)		302,308,062

COLLATERALIZED LOAN OBLIGATIONS — 5.4%
AMMC CLO X, Ser 2012-10A, Cl D 5.165%, 04/11/22 (A)(B)	4,000,000	4,008,452
Atrium CDO XI, Ser 2014-11A, Cl D 4.615%, 10/23/25 (A)(B)	10,000,000	9,932,650
Avery Point IV CLO, Ser 2014-1A, Cl B1 2.815%, 04/25/26 (A)(B)	7,500,000	7,508,348
Babson CLO, Ser 2012-1A, Cl C 4.680%, 04/15/22 (A)(B)	3,000,000	3,003,552
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C 3.946%, 01/20/26 (A)(B)	2,000,000	1,953,348
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D 6.432%, 04/18/27 (A)(B)	1,000,000	966,443

Description	Face Amount	Value
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl C 4.596%, 01/20/28 (A)(B)	$4,200,000	$4,203,914
Burnham Park CLO, Ser 2016-1A, Cl B 2.658%, 10/20/29 (A)(B)	4,000,000	4,009,976
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 6.126%, 02/14/25 (A)(B)	4,000,000	3,999,884
Emerson Park CLO, Ser 2013-1A, Cl D 4.430%, 07/15/25 (A)(B)	4,500,000	4,487,063
Golub Capital Partners CLO, Ser 2014-19A, Cl C 4.221%, 04/26/26 (A)(B)	10,000,000	9,642,160
Golub Capital Partners CLO, Ser 2015-24A, Cl D 4.883%, 02/05/27 (A)(B)	5,000,000	4,682,650
Keuka Park CLO, Ser 2013-1A, Cl C 3.247%, 10/21/24 (A)(B)	2,000,000	2,001,804
Keuka Park CLO, Ser 2013-1A, Cl E 5.197%, 10/21/24 (A)(B)	1,972,000	1,895,975
KKR CLO Trust, Ser 2012-1A, Cl C 5.153%, 12/15/24 (A)(B)	7,750,000	7,758,099
MCF CLO IV, Ser 2014-1A, Cl C 3.980%, 10/15/25 (A)(B)	4,000,000	3,848,584
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl A 2.982%, 10/25/28 (A)(B)	5,000,000	4,999,830
NXT Capital CLO, Ser 2015-1A, Cl E 6.997%, 04/21/27 (A)(B)	15,500,000	13,101,902
Oaktree CLO, Ser 2014-2A, Cl D 5.946%, 10/20/26 (A)(B)	3,000,000	2,761,689
Race Point IX CLO, Ser 2015-9A, Cl D 5.880%, 04/15/27 (A)(B)	2,000,000	1,803,266
Sudbury Mill CLO, Ser 2013-1A, Cl E 5.630%, 01/17/26 (A)(B)	1,500,000	1,296,009
TCI-Symphony CLO, Ser 2016-1A, Cl D 4.633%, 10/13/29 (A)(B)	6,250,000	6,203,125

Total Collateralized Loan Obligations (Cost $103,293,580)		104,068,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
MUNICIPAL BONDS — 3.0%
Albuquerque, New Mexico, RB 3.000%, 07/01/23	$500,000	$507,455
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,457,301
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,483,150
California State, School Finance Authority, RB 6.500%, 06/01/17	100,000	99,880
Government Development Bank for Puerto Rico, Ser Senior A, RB (D) 4.375%, 02/01/19	5,400,000	1,248,750
Government Development Bank for Puerto Rico, Ser Senior B, RB (D) 4.704%, 05/01/16	11,190,000	2,587,687
Hidalgo County, Build America Bonds, GO, AGC Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	541,415
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,185,970
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,083,780
Mission, Economic Development, RB Callable 12/01/20 @ 100 10.875%, 12/01/28	3,315,000	2,116,793
9.750%, 12/01/25	3,045,000	2,000,626
8.550%, 12/01/21	2,340,000	2,049,817
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	19,254,049
Rhode Island State, Health & Educational System, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,394,150
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,686,836

Description	Face Amount/ Shares	Value
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	$1,405,000	$1,504,362
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	2,256,497
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,599,460

Total Municipal Bonds (Cost $69,225,795)		58,057,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FFCB 2.140%, 10/18/21	1,000,000	1,000,109
FHLB 2.050%, 12/06/21	1,350,000	1,344,736
FHLMC 1.125%, 08/12/21	1,000,000	964,021
FNMA 2.250%, 10/30/24	10,000,000	9,688,270

Total U.S. Government Agency Obligations (Cost $13,180,060)		12,997,136

CASH EQUIVALENT* — 0.0%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $487,540)	487,540	487,540

COMMERCIAL PAPER (E) — 0.1%
Marriott International 0.900%, 02/13/17 (B)	1,000,000	999,660
ONEOK Partners 0.900%, 02/01/17 (B)	1,000,000	999,970
UnitedHealth Group 0.870%, 02/17/17 (B)	1,000,000	999,561

Total Commercial Paper (Cost $2,999,313)		2,999,191

REPURCHASE AGREEMENTS (F) — 3.2%
KGS-Alpha Capital Markets 1.450%, dated 01/24/17, to be repurchased on 02/24/17, repurchase price $5,006,243 (collateralized by various mortgage-backed obligations/FMAC/FNMA/GNMA obligations, par value $6 - $12,000,000, 1.691% - 5.565%, 01/01/25 - 12/20/46, with total market value of $5,135,261)	5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
KGS-Alpha Capital Markets 1.450%, dated 01/17/17, to be repurchased on 02/10/17, repurchase price $5,004,833 (collateralized by various asset-backed securities/mortgage-backed obligations/FMAC/FNMA/GNMA obligations, par value $1 - $4,410,561, 0.200% - 7.002%, 06/25/17 - 03/18/51, with total market value of $5,195,983)	$5,000,000	$5,000,000
KGS-Alpha Capital Markets 1.450%, dated 01/18/17 to be repurchased on 02/17/17, repurchase price $5,006,042 (collateralized by various asset-backed securities/mortgage-backed obligations/FMAC/FNMA obligations, par value $2 - $11,635,941, 0.200% - 7.002%, 06/25/17 - 03/18/51, with total market value of $5,798,210)	5,000,000	5,000,000
KGS-Alpha Capital Markets 0.580%, dated 01/31/17, to be repurchased on 02/01/17, repurchase price $46,000,741 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1 - $358,917,000, 0.200% - 6.429%, 06/25/17 - 01/20/67, with total market value of $49,237,577)	46,000,000	46,000,000

Total Repurchase Agreements (Cost $61,000,000)		61,000,000

Total Investments — 100.0% (Cost $1,977,308,344)		$1,932,125,620

Percentages are based on Net Assets of $1,932,202,919.

*	Rate shown is the 7-day effective yield as of January 31, 2017.
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2017.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2017 was $641,767,053 and represents 33.2% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Security in default on interest payments.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Tri-Party Repurchase Agreement.

AGC — Assured Guaranty Corporation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RE-REMIC — Resecuritization Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 39.7%
Automotive — 23.5%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (A)	$1,500,000	$1,523,124
Benefit Street Partners CLO IV, Ser 2016-IVA, Cl DR 8.246%, 01/20/29 (A)(B)	2,000,000	1,938,132
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E 5.490%, 01/18/22 (A)	2,250,000	2,262,464
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D 4.160%, 11/15/18 (A)	3,960,000	3,957,644
CPS Auto Receivables Trust, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	14,873	14,871
CPS Auto Receivables Trust, Ser 2014-C, Cl E 5.910%, 11/15/21 (A)	1,500,000	1,487,160
CPS Auto Receivables Trust, Ser 2015-A, Cl E 6.190%, 05/16/22 (A)	1,100,000	1,088,068
CPS Auto Receivables Trust, Ser 2015-C, Cl F 7.510%, 11/15/22 (A)	1,500,000	1,522,515
CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	1,500,000	1,556,068
CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	1,155,000	1,149,956

Description	Face Amount	Value
DT Auto Owner Trust, Ser 2016-2A, Cl D 5.430%, 11/15/22 (A)	$1,500,000	$1,546,821
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (A)	1,500,000	1,557,977
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (A)	930,000	920,735
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D 5.790%, 05/16/22 (A)	1,500,000	1,506,614
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (A)	1,500,000	1,526,508
First Investors Auto Owner Trust, Ser 2016-2A, Cl E 5.750%, 09/15/23 (A)	1,250,000	1,233,097
Flagship Credit Auto Trust, Ser 2014-1, Cl E 5.710%, 08/16/21 (A)	1,750,000	1,806,426
Flagship Credit Auto Trust, Ser 2016-2, Cl D 8.560%, 11/15/23 (A)	900,000	965,972
Galaxy XIV CLO, Ser 2016-14A, Cl ER 9.131%, 11/15/26 (A)(B)	2,500,000	2,541,065
Honor Automobile Trust Securitization 2016-1A, Ser 2016-1A, Cl C 8.050%, 11/15/22 (A)	1,000,000	997,051
Skopos Auto Receivables Trust, Ser 2015-1A, Cl B 5.430%, 12/15/23 (A)	1,000,000	1,004,829
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E 4.580%, 04/15/21 (A)	1,500,000	1,490,881
United Auto Credit Securitization Trust, Ser 2016-2, Cl E 5.500%, 01/10/23 (A)	2,265,000	2,274,591

		35,872,569

Credit Cards — 5.5%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2 1.055%, 05/26/20 (B)	8,418,000	8,428,190

Other Asset-Backed Securities — 10.7%
BCC Funding XIII, Ser 2016-1, Cl E 6.000%, 11/20/22 (A)	1,500,000	1,372,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
LCM XXII, Ser 2016-22A, Cl D 7.531%, 10/20/28 (A)(B)	$1,800,000	$1,804,266
Madison Park Funding XII, Ser 2014-12A, Cl D 4.381%, 07/20/26 (A)(B)	3,000,000	3,000,201
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C 5.227%, 09/20/19 (A)	2,847,045	2,813,034
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C 5.000%, 01/20/25 (A)	1,500,000	1,417,090
Newstar Trust, Ser 2012-2A, Cl C 5.131%, 01/20/23 (A)(B)	200,000	200,100
Octagon Investment Partners XXI, Ser 2014-1A, Cl D 7.502%, 11/14/26 (A)(B)	1,500,000	1,502,442
SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (A)	1,000,000	970,543
Springleaf Funding Trust, Ser 2015-AA, Cl D 6.310%, 11/15/24 (A)	2,620,000	2,614,558
Westgate Resorts, Ser 2014-1A, Cl C 5.500%, 12/20/26 (A)	606,246	605,870

		16,300,701

Total Asset-Backed Securities (Cost $59,869,078)		60,601,460

COLLATERALIZED LOAN OBLIGATIONS — 24.4%
AMMC CLO XII, Ser 2013-12A, Cl E 5.807%, 05/10/25 (A)(B)	4,000,000	3,872,552
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D 5.381%, 01/20/26 (A)(B)	2,500,000	2,297,172
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D 6.574%, 04/18/27 (A)(B)	2,000,000	1,932,886
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 6.317%, 02/14/25 (A)(B)	1,500,000	1,499,957
Galaxy XX CLO, Ser 2015-20A, Cl E 6.530%, 07/20/27 (A)(B)	1,000,000	966,366
Golub Capital Partners CLO, Ser 2014-19A, Cl D 5.634%, 04/26/26 (A)(B)	3,000,000	2,781,372
Jay Park CLO, Ser 2016-1A, Cl D 7.811%, 10/20/27 (A)(B)	1,000,000	1,009,242

Description	Face Amount	Value
JFIN CLO, Ser 2013-1A, Cl D 5.631%, 01/20/25 (A)(B)	$1,000,000	$777,740
Keuka Park CLO, Ser 2013-1A, Cl E 5.381%, 10/21/24 (A)(B)	2,528,000	2,430,541
KKR CLO, Ser 2012-1A, Cl C 5.350%, 12/15/24 (A)(B)	250,000	250,261
OZLM Funding CLO, Ser 2013-4A, Cl D 4.945%, 07/22/25 (A)(B)	1,000,000	949,288
Pinnacle Park CLO, Ser 2014-1A, Cl E 5.973%, 04/15/26 (A)(B)	2,000,000	1,913,042
Race Point IX CLO, Ser 2015-9A, Cl D 6.223%, 04/15/27 (A)(B)	4,000,000	3,606,532
Sudbury Mill CLO, Ser 2013-1A, Cl E 5.630%, 01/17/26 (A)(B)	4,700,000	4,060,828
Symphony CLO XI, Ser 2013-11A, Cl E 6.130%, 01/17/25 (A)(B)	4,000,000	4,008,276
TCI-Symphony CLO, Ser 2016-1A, Cl E 7.619%, 10/13/29 (A)(B)	3,000,000	2,968,740
Voya CLO, Ser 2013-3A, Cl D 5.382%, 01/18/26 (A)(B)	2,000,000	1,881,156

Total Collateralized Loan Obligations (Cost $35,065,874)		37,205,951

CORPORATE OBLIGATIONS — 23.5%
Consumer Discretionary — 5.2%
GameStop 5.500%, 10/01/19 (A)	460,000	468,050
INVISTA Finance 4.250%, 10/15/19 (A)	3,260,000	3,277,088
L Brands 6.950%, 03/01/33	867,000	843,158
Rialto Holdings 7.000%, 12/01/18 (A)	1,425,000	1,453,500
Valeant Pharmaceuticals International 6.750%, 08/15/18 (A)	1,750,000	1,725,937
5.375%, 03/15/20 (A)	250,000	215,000

		7,982,733

Energy — 4.1%
Avison Young Canada 9.500%, 12/15/21 (A)	750,000	735,000
Cimarex Energy 5.875%, 05/01/22	1,000,000	1,038,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
Halliburton 7.450%, 09/15/39	$572,000	$775,602
Kinder Morgan Energy Partners 7.400%, 03/15/31	1,000,000	1,204,632
ONEOK 7.500%, 09/01/23	1,259,000	1,463,588
Regency Energy Partners 5.500%, 04/15/23	1,000,000	1,040,440

		6,257,398

Financials — 3.9%
Credit Acceptance 6.125%, 02/15/21	1,100,000	1,116,500
Credit Agricole 8.125%, 09/19/33 (A)(B)	1,000,000	1,080,664
Guanay Finance 6.000%, 12/15/20 (A)	411,543	416,687
HSBC Holdings 6.500%, 09/15/37	1,500,000	1,836,342
Jefferies Finance 7.375%, 04/01/20 (A)	1,000,000	1,010,000
Lloyds Banking Group 4.500%, 11/04/24	500,000	509,085

		5,969,278

Industrials — 2.7%
Erickson 8.250%, 05/01/20 (C)	3,235,000	776,400
Great Lakes Dredge & Dock 7.375%, 02/01/19	500,000	501,250
Meritor 6.750%, 06/15/21	600,000	621,000
Zachry Holdings 7.500%, 02/01/20 (A)	2,150,000	2,219,875

		4,118,525

Information Technology — 6.0%
BMC Software 7.250%, 06/01/18	2,913,000	2,942,130
DynCorp International 10.375% cash/1.500% PIK, 11/30/20 (D)	1,380,275	1,294,007
Micron Technology 5.500%, 02/01/25	2,500,000	2,512,500
Motorola Solutions 7.500%, 05/15/25	2,080,000	2,443,191

		9,191,828

Materials — 0.2%
Chemours 6.625%, 05/15/23	250,000	248,750

Real Estate — 0.7%
iStar 4.875%, 07/01/18	1,000,000	1,010,000

Description	Face Amount	Value
Telecommunication Services — 0.7%
Frontier Communications 9.250%, 07/01/21	$1,000,000	$1,043,750

Total Corporate Obligations (Cost $36,292,561)		35,822,262

MORTGAGE-BACKED SECURITIES — 7.7%
Commercial Mortgage-Backed Obligation — 7.7%
A10 Securitization, Ser 2013-1, Cl D 6.410%, 11/15/25	1,500,000	1,474,753
A10 Securitization, Ser 2013-2, Cl D 6.230%, 11/15/27 (A)	490,000	491,960
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F 5.704%, 01/15/28 (A)(B)	1,900,000	1,848,733
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.274%, 07/15/44 (B)	37,205	37,177
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.062%, 02/15/41 (A)(B)	699,000	396,389
FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 02/25/26 (A)(B)	1,000,000	861,371
FREMF Mortgage Trust, Ser K722, Cl B 3.835%, 03/25/23 (A)(B)	1,500,000	1,458,457
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.330%, 04/15/35 (A)(B)	2,865,969	1,013,154
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (B)	1,500,000	1,496,065
Motel 6 Trust, Ser 2015-MTL6, Cl F 5.000%, 02/05/30 (A)	2,750,000	2,696,595

Total Mortgage-Backed Securities (Cost $13,744,008)		11,774,654

MUNICIPAL BOND — 0.1%
California School Finance Authority, RB 7.000%, 08/01/17	165,000	164,863

Total Municipal Bonds (Cost $165,000)		164,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST CREDIT FUND

Description	Shares/ Face Amount	Value
CASH EQUIVALENT* — 0.6%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $925,800)	925,800	$925,800

REPURCHASE AGREEMENT(E) — 2.6%
KGS-Alpha Capital Markets 0.630%, dated 01/31/17, to be repurchased on 02/01/17, repurchase price $4,000,070 (collateralized by various mortgage-backed obligations/FNMA/GNMA obligations, par value $62,047 - $3,913,333, 3.020% - 3.500%, 11/20/34 - 12/20/46, with total market value of $4,080,877)	$4,000,000	4,000,000

Total Repurchase Agreement (Cost $4,000,000)		4,000,000

Total Investments — 98.6% (Cost $150,062,321)		$150,494,990

Percentages are based on Net Assets of $152,605,293.

*	Rate shown is the 7-day effective yield as of January 31, 2017.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2017 was $110,747,681 and represents 72.6% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2017.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

PIK — Payment-in-Kind

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 40.1%
Automotive — 18.8%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B 3.560%, 10/12/21 (A)	$2,000,000	$2,022,356
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	583,333	583,861
California Republic Auto Receivables Trust, Ser 2016-1, Cl C 4.560%, 12/15/22	1,000,000	1,010,762
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.690%, 02/20/19	1,500,000	1,517,394
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7 1.277%, 09/16/24 (B)	2,500,000	2,506,975
CarMax Auto Owner Trust, Ser 2015-3, Cl C 2.680%, 06/15/21	1,000,000	1,006,352
Chesapeake Funding, Ser 2013-1A, Cl D 2.452%, 01/07/25 (A)(B)	3,000,000	3,003,139
Chesapeake Funding, Ser 2013-1A, Cl C 1.919%, 01/07/25 (A)(B)	2,000,000	1,999,999
Chesapeake Funding, Ser 2014-1A, Cl D 2.202%, 03/07/26 (A)(B)	2,000,000	1,994,327

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2015-A, Cl A 1.530%, 07/15/19 (A)	$300,248	$300,240
CPS Auto Receivables Trust, Ser 2015-C, Cl D 4.630%, 08/16/21 (A)	4,000,000	3,973,302
Drive Auto Receivables Trust, Ser 2015-DA, Cl D 4.590%, 01/17/23 (A)	1,500,000	1,535,220
DT Auto Owner Trust, Ser 2016-1A, Cl D 4.660%, 12/15/22 (A)	2,000,000	2,034,845
Evergreen Credit Card Trust Series, Ser 2016-3, Cl A 1.204%, 11/16/20 (A)(B)	2,250,000	2,254,460
Hertz Fleet Lease Funding, Ser 2014-1, Cl E 2.614%, 04/10/28 (A)(B)	5,000,000	5,013,638
Hertz Fleet Lease Funding, Ser 2014-1, Cl D 2.263%, 04/10/28 (A)(B)	2,750,000	2,745,306
Hertz Fleet Lease Funding, Ser 2015-1, Cl D 2.564%, 07/10/29 (A)(B)	4,000,000	4,020,396
Hertz Fleet Lease Funding, Ser 2015-1, Cl E 2.964%, 07/10/29 (A)(B)	2,500,000	2,485,920
Hertz Fleet Lease Funding, Ser 2016-1, Cl C 3.164%, 04/10/30 (A)(B)	2,000,000	2,011,888
Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (A)	1,000,000	999,714
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4 1.540%, 10/17/22	1,000,000	986,313
Oscar US Funding Trust, Ser 2014-1A, Cl A4 2.550%, 12/15/21 (A)	2,000,000	1,980,680
United Auto Credit Securitization Trust, Ser 2016-1, Cl D 4.680%, 07/15/20 (A)	3,000,000	3,052,932

		49,040,019

Credit Cards — 9.8%
American Express Credit Account Master Trust, Ser 2013-1, Cl B 1.468%, 02/16/21 (B)	2,500,000	2,511,993
Chase Issuance Trust, Ser 2012-A10, Cl A10 0.795%, 11/15/15 (B)	2,000,000	2,001,585
Chase Issuance Trust, Ser 2012-A12 1.800%, 01/18/22	4,000,000	4,000,000
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2 1.055%, 05/26/20 (B)	5,000,000	5,006,053
Golden Credit Card Trust, Ser 2014-2A, Cl A 0.974%, 03/15/21 (A)(B)	3,000,000	3,001,257

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
Golden Credit Card Trust, Ser 2015-1A, Cl A 0.975%, 02/15/20 (A)(B)	$5,000,000	$5,007,011
Trillium Credit Card Trust II, Ser 2016-1A, Cl A 1.481%, 05/26/21 (A)(B)	4,000,000	4,018,152

		25,546,051

Other Asset-Backed Securities — 6.6%
Colony American Homes, Ser 2015-1A, Cl C 2.686%, 07/17/32 (A)(B)	3,000,000	2,999,997
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C 3.489%, 10/20/20 (A)(B)	3,550,000	3,474,562
Newstar Trust, Ser 2012-2A, Cl A 2.781%, 01/20/23 (A)(B)	2,939,372	2,926,956
OZLM Funding, Ser 2013-4A, Cl A2 2.632%, 07/22/25 (A)(B)	5,000,000	4,999,970
RAIT Trust, Series 1016-FL6 2.056%, 11/13/31	500,000	500,000
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	2,433,333	2,244,704

		17,146,189

Student Loan — 4.9%
Access Group, Ser 2002-A, Cl A2 2.353%, 09/25/37 (B)	1,550,000	1,526,706
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 2.256%, 08/26/52 (A)(B)	3,000,000	2,717,414
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 2.256%, 07/25/47 (A)(B)	4,000,000	3,762,950
Nelnet Student Loan Trust, Ser 2015-3A, Cl B 2.256%, 06/25/55 (A)(B)	3,000,000	2,670,908
SLM Private Education Loan Trust, Ser 2012-A, Cl A1 2.167%, 08/15/25 (A)(B)	66,465	66,516
SLM Student Loan Trust, Ser 2013-2, Cl B 2.256%, 06/25/43 (B)	2,000,000	1,888,674

		12,633,168

Total Asset-Backed Securities (Cost $103,781,065)		104,365,427

U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Notes 1.625%, 07/31/20	10,000,000	10,000,000
1.500%, 11/30/19 to 05/31/20	28,000,000	28,023,878
1.125%, 06/30/21 to 07/31/21	25,000,000	24,240,922

Total U.S. Treasury Obligations (Cost $62,886,885)		62,264,800

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 11.2%
Agency Mortgage-Backed Obligation — 5.4%
FHLMC 2.540%, 02/01/37 (B)	$1,718,528	$1,807,115
FHLMC REMIC, Ser 2010-3747, Cl UF 1.247%, 10/15/40 (B)	3,594,045	3,592,806
FNMA REMIC, Ser 2011-84, Cl F 0.875%, 01/25/40 (B)	2,959,250	2,972,778
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	944,886	974,232
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	1,096,271	1,106,285
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	1,102,140	1,118,430
GNMA, Ser 2010-80, Cl F 0.932%, 04/20/40 (B)	540,303	543,303
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	1,940,904	1,962,586

		14,077,535

Commercial Mortgage-Backed Obligation — 5.8%
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A 3.006%, 10/26/44 (A)(B)	2,566,228	2,566,009
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 0.785%, 04/15/37 (B)	1,464,350	1,302,115
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C 2.918%, 04/15/29 (A)(B)	3,000,000	3,000,826
FREMF Mortgage Trust, Ser 2013-KF02, Cl B 3.531%, 12/25/45 (A)(B)	421,837	423,089
Hilton USA Trust, Ser 2014-ORL, Cl D 2.854%, 07/15/29 (A)(B)	4,000,000	3,931,208
Impact Funding, Ser 2001-A, Cl A 4.758%, 07/25/33 (A)(B)	180,959	185,935
Latitude Management Real Estate, Ser 2015-CRE1, Cl B 4.024%, 02/22/32 (A)(B)	1,000,000	1,015,718
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A 2.756%, 09/25/44 (A)(B)	1,014,329	1,000,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D 3.109%, 11/15/29 (A)(B)	$1,606,854	$1,605,213

		15,030,386

Total Mortgage-Backed Securities (Cost $29,206,018)		29,107,921

CORPORATE OBLIGATIONS — 6.3%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance 1.600%, 11/20/17 (A)	200,000	199,728

Energy — 1.2%
BP AMI Leasing 5.523%, 05/08/19 (A)	3,000,000	3,219,783

Financials — 2.8%
Bank of America MTN 3.636%, 01/14/21 (B)	1,000,000	1,005,000
Credit Suisse NY 1.717%, 04/27/18 (B)	2,000,000	2,001,804
JPMorgan Chase MTN 2.693%, 08/17/22 (B)	1,250,000	1,242,500
Morgan Stanley MTN 3.636%, 12/15/19 (B)	1,000,000	1,006,250
Royal Bank of Canada MTN 2.750%, 02/01/22	2,000,000	2,009,222

		7,264,776

Information Technology — 0.8%
Microsoft 1.850%, 02/06/20	2,000,000	2,000,408

Real Estate — 0.4%
American Tower 3.400%, 02/15/19	1,000,000	1,024,673

Telecommunication Services — 1.0%
AT&T 3.800%, 03/15/22	2,500,000	2,556,247

Total Corporate Obligations (Cost $15,946,219)		16,265,615

COLLATERALIZED LOAN OBLIGATIONS — 4.2%
Collateralized Loan Obligations — 4.2%
Sudbury Mill CLO, Ser 2013-1A, Cl A1 2.330%, 01/17/26 (A)(B)	6,000,000	6,000,810
Voya CLO, Ser 2013-3A, Cl A2 2.682%, 01/18/26 (A)(B)	5,000,000	5,000,985

Total Collateralized Loan Obligations (Cost $10,949,305)		11,001,795

Description	Face Amount/ Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FFCB 2.140%, 10/18/21	$3,000,000	$3,000,327
FHLB 2.050%, 12/06/21	2,000,000	1,992,202
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,383,900

Total U.S. Government Agency Obligations (Cost $10,359,766)		10,376,429

MUNICIPAL BONDS — 2.1%
Dallas County Schools, Taxable Public Property Finance, GO 3.450%, 12/01/22	1,570,000	1,513,182
3.200%, 12/01/21	1,580,000	1,519,470
Illinois State, Build America Bonds, GO 5.090%, 04/01/17	2,300,000	2,312,029

Total Municipal Bonds (Cost $5,372,688)		5,344,681

SOVEREIGN DEBT — 1.9%
Government — 1.9%
Kingdom of Denmark 0.875%, 03/20/17	5,000,000	4,999,920

Total Sovereign Debt (Cost $5,000,381)		4,999,920

CASH EQUIVALENT* — 0.6%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $1,572,292)	1,572,292	1,572,292

REPURCHASE AGREEMENT(C) — 6.5%
KGS-Alpha Capital Markets 0.580%, dated 01/31/17, to be repurchased on 02/01/17, repurchase price $17,000,274 (collateralized by various FNMA/GNMA obligations, par value $1,262 - $15,170,982, 1.760% - 4.000%, 12/20/46 - 09/20/66, with total market value of $17,413,270)	17,000,000	17,000,000

Total Repurchase Agreement (Cost $17,000,000)		17,000,000

Total Investments — 100.8% (Cost $262,074,619)		$262,298,880

Percentages are based on Net Assets of $260,337,320.

*	Rate shown is the 7-day effective yield as of January 31, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2017 was $108,052,197 and represents 41.5% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2017.
(C)	Tri-Party Repurchase Agreement.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

RE-REMIC — Securitization Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 91.5%
Alabama — 2.0%
Alabama State, Ser B, GO 3.000%, 11/01/21	$5,000,000	$5,299,150

Arizona — 0.9%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,150,000	1,219,943
Pima County, Street and Highway Revenue Authority, RB 3.000%, 07/01/19	1,190,000	1,240,289

		2,460,232

California — 2.5%
California State, GO 5.000%, 09/01/23	2,500,000	2,966,625
California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	1,875,000	1,881,112
California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	600,000	634,020
Golden State, Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,090,060

		6,571,817

Colorado — 0.8%
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,104,380

Description	Face Amount	Value
Connecticut — 1.3%
Connecticut State, Ser B, GO Callable 06/15/25 @ 100 5.000%, 06/15/29	$3,000,000	$3,403,830

District of Columbia — 1.1%
District of Columbia, RB 4.000%, 10/01/20	305,000	301,709
4.000%, 10/01/22	895,000	866,700
District of Columbia, Ser A, GO, AGM Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,767,570

		2,935,979

Florida — 2.2%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,141,700
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	505,000	524,518
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,789,970
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA 5.000%, 03/01/17	1,285,000	1,288,675

		5,744,863

Idaho — 0.2%
Idaho Housing & Finance Association, RB 4.000%, 07/01/26	500,000	506,060

Illinois — 3.2%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	1,030,000	1,145,803
Illinois State, GO 5.000%, 07/01/19	500,000	522,420
Illinois State, GO, AGM Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,016,830
Illinois State, Ser A, GO 3.000%, 01/01/18	2,050,000	2,062,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	$2,410,000	$2,676,233
Southern Illinois University, Ser A, RB, NATL 5.250%, 04/01/21	1,000,000	1,108,570

		8,532,033

Iowa — 1.4%
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,126,395
Hardin County, GO 2.500%, 06/01/17	680,000	683,407
2.500%, 06/01/18	785,000	797,788
2.500%, 06/01/19	925,000	946,404

		3,553,994

Kansas — 1.8%
Geary County, GO 5.000%, 09/01/24	1,240,000	1,439,566
5.000%, 09/01/25	1,300,000	1,518,270
4.000%, 09/01/22	570,000	625,712
4.000%, 09/01/23	990,000	1,091,821

		4,675,369

Louisiana — 1.1%
Louisiana State, Ser D, GO Callable 09/01/26 @ 100 5.000%, 09/01/29	2,500,000	2,902,400

Maryland — 0.4%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO (A) Pre-Refunded @ 100 4.700%, 04/01/36	1,000,000	1,043,160

Massachusetts — 0.4%
Fall River, GO 2.000%, 12/01/24	1,015,000	987,443

Michigan — 0.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,179,606
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,044,096

		2,223,702

Description	Face Amount	Value
Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	$955,067	$936,358

Missouri — 1.2%
Saint Louis, Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,277,053
Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	1,575,000	1,795,343

		3,072,396

New Hampshire — 0.9%
Grafton County, GO 5.000%, 07/01/30	625,000	746,163
3.000%, 07/01/21	370,000	389,088
3.000%, 07/01/22	1,140,000	1,198,254

		2,333,505

New Mexico — 1.1%
New Mexico State, Severance Tax Permanent Fund, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	635,000	638,359
New Mexico State, Severance Tax Permanent Fund, Ser B, RB 4.000%, 07/01/23	2,000,000	2,217,520

		2,855,879

New York — 2.1%
New York City, Ser D, GO Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,750,976
New York State, Thruway Authority, Ser H, RB, NATL 4.000%, 01/01/18	1,000,000	1,027,860
Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	382,445
5.000%, 05/15/21	300,000	333,162
Oyster Bay, Ser B, GO 3.500%, 02/02/18	1,000,000	1,009,910

		5,504,353

Ohio — 0.9%
Ohio State, Higher Educational Facility Commission, RB 5.000%, 12/01/23	445,000	520,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
5.000%, 12/01/24	$690,000	$812,489
Ohio State, Ser A, GO 3.000%, 02/01/19	1,000,000	1,036,600

		2,369,979

Oklahoma — 1.6%
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	763,605	758,504
University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100 5.000%, 07/01/35	3,000,000	3,358,020

		4,116,524

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	445,000	451,355
Oregon State, Board of Higher Education Project, GO (A) Pre-Refunded @ 100 4.500%, 08/01/32	555,000	565,251

		1,016,606

Pennsylvania — 0.2%
Philadelphia, Ser A, GO 5.000%, 07/15/20	500,000	552,540

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) Callable 07/01/17 @ 100 1.349%, 07/01/25	2,000,000	1,285,000
Commonwealth of Puerto Rico, Ser A, GO (C) 5.500%, 07/01/18	1,825,000	1,195,193

		2,480,193

Rhode Island — 0.6%
Providence, Ser A, GO 5.000%, 07/15/18	1,500,000	1,571,760

South Carolina — 1.6%
Hilton Head Island, Ser C, GO Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	442,168
2.125%, 03/01/32	520,000	439,280
2.000%, 03/01/28	220,000	199,386

Description	Face Amount	Value
2.000%, 03/01/29	$485,000	$430,670
2.000%, 03/01/30	495,000	428,512
2.000%, 03/01/31	5,000	4,251
South Carolina State, Ser F, GO Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,204,237

		4,148,504

Tennessee — 1.7%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,032,820
Memphis-Shelby County, Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,951,110
Tennessee State, Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 07/01/24	265,000	266,823
Tennessee State, Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	285,000	289,170

		4,539,923

Texas — 50.5%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,084,500
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,278,287
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,235,619
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,100,570
Bastrop, Independent School District, School Building Project, GO, AGM (A) Pre-Refunded @ 100 5.000%, 02/15/34	1,000,000	1,077,100
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM 5.000%, 10/01/21	250,000	282,475
5.000%, 10/01/22	200,000	228,558
Bexar County, GO 5.000%, 06/15/24	4,000,000	4,750,640
Bexar County, GO Callable 06/15/26 @ 100 3.000%, 06/15/41	5,940,000	5,156,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	$685,000	$742,554
Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	750,000	852,030
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	529,205
Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,399,449
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	821,079
Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	1,920,000	1,898,438
Clifton, Higher Education Finance, Ser B, RB 5.000%, 08/15/25	460,000	514,505
4.000%, 08/15/22	525,000	554,899
4.000%, 08/15/23	500,000	526,745
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,828,714
4.000%, 02/15/19	1,000,000	1,028,710
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,068,307
Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,172,790
Dallas County, Schools Tax, GO 4.000%, 06/01/19	1,500,000	1,554,570
3.000%, 06/01/19	940,000	939,586
Dallas County, Schools Tax, RB Callable 02/22/17 @ 100 3.000%, 06/01/18	825,000	825,000
2.750%, 06/01/17	800,000	800,288
Dallas, GO, NATL (A) Pre-Refunded @ 100 4.250%, 02/15/22	845,000	846,141
Dallas, GO (A) Pre-Refunded @ 100 5.000%, 02/15/18	1,000,000	1,041,550
Dallas/Fort Worth, International Airport, Ser B, RB 5.000%, 11/01/19	1,395,000	1,526,004
Dallas/Fort Worth, International Airport, Ser F, RB Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,313,140

Description	Face Amount	Value
Denton, GO Callable 02/15/26 @ 100 3.000%, 02/15/29	$1,845,000	$1,843,616
3.000%, 02/15/30	1,855,000	1,831,293
Denton, Independent School District, GO (A) Pre-Refunded @ 100 5.000%, 08/15/27	1,000,000	1,093,490
Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,154,690
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,117,420
El Paso, Downtown Development, RB 5.000%, 08/15/23	905,000	1,030,840
El Paso, GO (A) Pre-Refunded @ 100 5.500%, 08/15/34	1,000,000	1,105,950
El Paso, Water & Sewer Revenue, RB 5.000%, 03/01/24	425,000	500,926
Grand Prairie, Independent School District, Ser B, GO Callable 08/15/26 @ 100 3.000%, 02/15/29	4,555,000	4,474,650
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,065,590
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,090,550
Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/21	940,000	1,024,327
4.000%, 02/15/22	1,005,000	1,102,405
Houston, Independent School District, GO, PSF-GTD 5.000%, 02/15/23	2,500,000	2,934,550
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,280,000	1,363,955
Judson, Independent School District, GO, PSF-GTD 5.000%, 02/01/23	1,000,000	1,171,230
5.000%, 02/01/24	1,000,000	1,183,690
5.000%, 02/01/25	1,000,000	1,195,120
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,745,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	$750,000	$748,177
La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,490,475
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,702,975
Love Field, Airport Modernization, AMT, RB 5.000%, 11/01/22	1,000,000	1,138,820
New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	383,901
4.000%, 04/01/17	135,000	135,437
4.000%, 04/01/19	200,000	206,540
4.000%, 04/01/20	210,000	218,551
North East, Independent School District, Ser B, GO, PSF-GTD 5.000%, 02/01/22	1,330,000	1,536,004
5.000%, 02/01/23	1,410,000	1,654,043
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	2,015,000	2,113,272
North Texas, Tollway Authority, RB (A) Pre-Refunded @ 100 5.750%, 01/01/18	1,000,000	1,043,410
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,336,013
Northside, Independent School District, GO, PSF-GTD (A)(B) 1.350%, 06/01/33	2,730,000	2,734,423
Northwest Independent School District, Ser B, GO, PSF-GTD 5.000%, 02/15/23	2,205,000	2,588,273
Olmos Park, Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,030,690
Permanent University Fund, RB 5.000%, 07/01/23	1,255,000	1,483,586
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @ 100 5.000%, 02/01/33	1,000,000	1,040,070

Description	Face Amount	Value
Polk County, GO, AGM 3.000%, 08/15/19	$1,150,000	$1,189,767
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,051,320
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,372,296
San Antonio, GO 5.000%, 02/01/22	1,640,000	1,894,938
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/23	500,000	575,020
5.000%, 09/15/26	3,000,000	3,391,620
San Antonio, Water System Revenue, RB 4.000%, 05/15/19	500,000	531,515
San Antonio, Water System Revenue, Ser B, RB 5.000%, 05/15/24	500,000	593,535
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @ 100 5.000%, 02/15/33	1,000,000	1,041,660
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,859,512
Sienna Plantation Levee, Improvement District, GO, BAM 4.000%, 09/01/19	500,000	532,420
Stephen F Austin State University, RB 5.000%, 10/15/23	250,000	291,335
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,000,000	1,093,670
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,141,370
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	592,100
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,121,760
4.625%, 08/01/30	1,200,000	1,282,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA Callable 01/01/21 @ 100 4.050%, 07/01/26	$595,000	$620,377
Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	2,901,025
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A) Pre-Refunded @ 100 6.000%, 02/15/30	750,000	847,980
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,588,910
5.375%, 05/01/20	1,365,000	1,475,183
5.250%, 05/01/19	1,300,000	1,376,141
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,132,142
Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,571,556
Texas State, Ser A, GO 5.000%, 10/01/21	1,000,000	1,150,560
Texas State, University System, Ser A, RB 5.000%, 03/15/21	1,000,000	1,133,630
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,118,982
Titus County, Pass-Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,214,471
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	523,925

		132,803,093

Utah — 0.8%
Utah State, GO 5.000%, 07/01/19	2,000,000	2,182,480

Virginia — 3.6%
Fairfax County, Sewer Authority, RB (A) Pre-Refunded @ 100 4.000%, 07/15/25	1,500,000	1,599,645
Suffolk, Ser A, GO 5.000%, 02/01/22	1,100,000	1,274,471

Description	Face Amount/ Shares	Value
5.000%, 02/01/23	$1,250,000	$1,474,888
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB 2.150%, 04/01/21	3,000,000	3,040,740
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,116,440

		9,506,184

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB 5.000%, 12/01/17	900,000	927,900

Wisconsin — 2.5%
Oshkosh City, Ser H, GO Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	525,184
2.250%, 08/01/29	430,000	386,656
Wisconsin State, Ser 1, GO 5.000%, 11/01/24	3,000,000	3,596,940
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,185,640

		6,694,420

Total Municipal Bonds (Cost $241,158,159)		240,557,009

CASH EQUIVALENT* — 6.5%
Federated Government Obligations Fund, Cl I, 0.440% (Cost $17,183,839)	17,183,839	17,183,839

Total Investments — 98.0% (Cost $258,341,998)		$257,740,848

Percentages are based on Net Assets of $262,868,213.

*	Rate shown is the 7-day effective yield as of January 31, 2017.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2017.
(C)	Security in default on interest payments.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Assets:
Investments at Value	$306,364,388	$284,582,036	$87,462,337	$14,501,659
Receivable for Investment Securities Sold	—	10,031,455	—	—
Receivable for Capital Shares Sold	522,075	231,584	38,000	6,587
Dividends and Interest Receivable	100,315	327,433	49,831	118
Foreign Tax Reclaim Receivable	—	21,472	—	—
Prepaid Expenses	16,544	16,150	13,371	21,471

Total Assets	307,003,322	295,210,130	87,563,539	14,529,835

Liabilities:
Line of Credit Payable	—	3,676,133	—	—
Payable for Investment Securities Purchased	—	762,998	—	34,153
Payable Due to Investment Adviser	198,011	187,926	44,100	7,804
Payable for Capital Shares Redeemed	458,966	5,187,609	202,050	—
Payable Due to Administrator	27,373	25,979	6,716	1,079
Professional Fees Payable	18,485	17,937	12,937	11,447
Payable Due to Distributor	9,379	5,669	3,621	919
Payable Due to Trustees	4,903	4,531	1,236	167
Chief Compliance Officer Fees Payable	1,218	1,124	247	—
Other Accrued Expenses	32,024	30,370	11,212	6,505

Total Liabilities	750,359	9,900,276	282,119	62,074

Net Assets	$306,252,963	$285,309,854	$87,281,420	$14,467,761

NET ASSETS:
Paid-in Capital	$162,450,515	$250,637,186	$85,997,149	$11,421,453
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	(63,895)	(20,809)	(30,683)	(24,680)
Accumulated Net Realized Gain (Loss) on Investments	40,308,989	11,726,789	(3,517,890)	472,742
Net Unrealized Appreciation on Investments	103,557,354	22,966,688	4,832,844	2,598,246

Net Assets	$306,252,963	$285,309,854	$87,281,420	$14,467,761

Institutional Class Shares:
Net Assets	$264,165,024	$246,736,207	$71,668,212	$9,708,971
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	20,478,653	25,034,491	7,120,675	970,972
Net Asset Value, Offering and Redemption Price Per Share	$12.90	$9.86	$10.06	$10.00

Investor Class Shares:
Net Assets	$42,087,939	$38,573,647	$15,613,208	$4,758,790
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,286,266	3,917,496	1,552,682	481,476
Net Asset Value, Offering and Redemption Price Per Share	$12.81	$9.85	$10.06	$9.88

Cost of Investments	$202,807,034	$261,615,348	$82,629,493	$11,903,413

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund
Assets:
Investments at Value	$1,149,777	$3,906,364	$1,139,012	$1,932,125,620
Affiliated Investments at Value	631,127	1,708,406	387,762	—
Receivable for Investment Securities Sold	—	—	—	515,263
Receivable for Capital Shares Sold	472	1,909	—	8,573,220
Dividends and Interest Receivable	922	1,851	369	13,609,351
Receivable from Investment Adviser	3,205	—	—	—
Prepaid Expenses	11,831	13,013	4,374	46,298

Total Assets	1,797,334	5,631,543	1,531,517	1,954,869,752

Liabilities:
Payable for Investment Securities Purchased	—	—	—	19,537,345
Payable Due to Investment Adviser	—	779	257	563,862
Payable for Capital Shares Redeemed	—	—	—	2,031,315
Professional Fee Payable	11,240	11,569	11,415	50,174
Payable Due to Distributor	358	1,010	268	54,127
Payable Due to Administrator	146	467	154	144,751
Payable Due to Trustees	27	255	147	24,041
Chief Compliance Officer Fees Payable	—	—	—	6,240
Other Accrued Expenses	3,520	7,145	1,551	254,978

Total Liabilities	15,291	21,225	13,792	22,666,833

Net Assets	$1,782,043	$5,610,318	$1,517,725	$1,932,202,919

NET ASSETS:
Paid-in Capital	$2,209,662	$6,199,015	$1,491,690	$1,976,558,077
Undistributed (Distributions in Excess of) Net Investment Income	4,243	(60,130)	(28,503)	232,914
Accumulated Net Realized Gain (Loss) on Investments	(424,223)	(563,308)	27,201	594,652
Net Unrealized Appreciation (Depreciation) on Investments	(7,639)	34,741	27,337	(45,182,724)

Net Assets	$1,782,043	$5,610,318	$1,517,725	$1,932,202,919

Institutional Class Shares:
Net Assets	N/A	$929,494	N/A	$1,656,872,662
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	73,254	N/A	159,442,665
Net Asset Value, Offering and Redemption Price Per Share	N/A	$12.69	N/A	$10.39

Investor Class Shares:
Net Assets	$1,782,043	$4,680,824	$1,517,725	$275,330,257
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	168,193	368,868	148,254	26,505,799
Net Asset Value, Offering and Redemption Price Per Share	$10.60	$12.69	$10.24	$10.39

Cost of Investments	$1,143,798	$3,829,357	$1,115,837	$1,977,308,344
Cost of Affiliated Investment	644,745	1,750,672	383,600	—

N/A — The Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund
Assets:
Investments at Value	$150,494,990	$262,298,880	$257,740,848
Receivable for Capital Shares Sold	1,114,436	4,678,054	3,474,461
Dividends and Interest Receivable	1,199,582	519,113	2,775,117
Prepaid Expenses	18,706	14,624	15,050

Total Assets	152,827,714	267,510,671	264,005,476

Liabilities:
Payable for Investment Securities Purchased	—	6,998,374	1,009,750
Payable Due to Investment Adviser	73,624	61,461	53,235
Payable for Capital Shares Redeemed	93,711	45,684	90
Professional Fee Payable	17,304	15,663	16,301
Payable Due to Administrator	11,406	18,409	19,133
Payable Due to Distributor	2,197	3,946	1,078
Payable Due to Trustees	1,810	3,040	3,432
Chief Compliance Officer Fees Payable	415	731	833
Other Accrued Expenses	21,954	26,043	33,411

Total Liabilities	222,421	7,173,351	1,137,263

Net Assets	$152,605,293	$260,337,320	$262,868,213

NET ASSETS:
Paid-in Capital	$152,401,550	$261,573,382	$262,503,231
Undistributed Net Investment Income	38,519	6,494	290,613
Accumulated Net Realized Gain (Loss) on Investments	(267,445)	(1,466,817)	675,519
Net Unrealized Appreciation (Depreciation) on Investments	432,669	224,261	(601,150)

Net Assets	$152,605,293	$260,337,320	$262,868,213

Institutional Class Shares:
Net Assets	$141,297,571	$239,086,363	$257,393,898
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14,332,182	23,378,571	24,972,786
Net Asset Value, Offering and Redemption Price Per Share	$9.86	$10.23	$10.31

Investor Class Shares:
Net Assets	$11,307,722	$21,250,957	$5,474,315
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,148,294	2,077,576	531,353
Net Asset Value, Offering and Redemption Price Per Share	$9.85	$10.23	$10.30

Cost of Investments	$150,062,321	$262,074,619	$258,341,998

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund
Investment Income:
Dividend Income	$2,029,571	$5,428,678	$1,303,174	$78,362
Interest income	—	—	—	6,967
Foreign Taxes Withheld	(4,420)	—	(19,541)	(354)

Total Investment Income	2,025,151	5,428,678	1,283,633	84,975

Expenses:
Investment Advisory Fees	1,294,069	1,199,223	283,038	44,974
Administration Fees	176,820	163,876	42,605	6,147
Distribution Fees — Investor Class Shares	73,458	69,348	18,609	4,655
Trustees’ Fees	6,935	6,411	1,682	237
Chief Compliance Officer Fees	2,200	2,034	569	111
Transfer Agent Fees	32,346	31,442	17,543	14,234
Professional Fees	22,300	21,488	14,268	11,956
Registration Fees	17,257	17,527	15,018	14,128
Printing Fees	13,067	11,964	3,079	589
Custodian Fees	8,041	7,428	2,521	2,521
Interest Expense on Borrowings	—	4,168	—	55
Insurance and Other Expenses	9,383	8,436	2,488	552

Total Expenses	1,655,876	1,543,345	401,420	100,159
Less: Fees Paid Indirectly	(50)	(57)	(14)	(7)

Net Expenses	1,655,826	1,543,288	401,406	100,152

Net Investment Income (Loss)	369,325	3,885,390	882,227	(15,177)

Net Realized Gain (Loss) from Investments	41,958,117	15,023,259	(2,241,752)	512,289
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,700,659)	(667,250)	10,690,430	630,474

Net Realized and Unrealized Gain on Investments	18,257,458	14,356,009	8,448,678	1,142,763

Increase in Net Assets Resulting from Operations	$18,626,783	$18,241,399	$9,330,905	$1,127,586

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Total Return Bond Fund
Investment Income:
Interest Income	$—	$—	$—	$40,800,597
Dividend Income	20,411	177,802	104,220	—
Dividend Income from Affiliated Investments	8,727	36,924	18,942	—

Total Investment Income	29,138	214,726	123,162	40,800,597

Expenses:
Investment Advisory Fees	1,693	14,548	8,227	3,345,565
Distribution Fees — Investor Class Shares	2,818	22,820	13,706	342,619
Administration Fees	1,002	8,600	4,863	849,138
Chief Compliance Officer Fees	49	151	102	10,334
Trustees’ Fees	39	363	208	32,962
Professional Fees	11,650	12,155	11,911	66,032
Registration Fees	10,359	15,400	9,666	40,023
Transfer Agent Fees	6,907	14,659	3,747	345,288
Custodian Fees	2,521	2,521	2,521	38,003
Printing Fees	146	715	452	60,953
Interest Expense on Borrowings	31	595	730	—
Insurance and Other Expenses	72	516	299	92,095

Total Expenses	37,287	93,043	56,432	5,223,012
Less: Investment Advisory Fees Waived	(1,693)	—	—	—
Less: Reimbursement of Other Operating Expenses	(17,485)	—	—	—
Less: Fees Paid Indirectly	(8)	(20)	(6)	(3,019)

Net Expenses	18,101	93,023	56,426	5,219,993

Net Investment Income	11,037	121,703	66,736	35,580,604

Net Realized Gain from Investments	7,836	248,145	110,438	1,920,305
Net Realized Loss from Affiliated Investments	(9,621)	(368,601)	(215,459)	—
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	4,058	81,004	50,179	—
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	11,849	205,501	152,736	—
Net Change in Unrealized Depreciation on Investments	(39,431)	(450,175)	(165,217)	(23,453,423)
Net Change in Unrealized Appreciation on Affiliated Investments	3,110	231,561	110,079	—

Net Realized and Unrealized Gain (Loss) on Investments	(22,199)	(52,565)	42,756	(21,533,118)

Increase (Decrease) in Net Assets Resulting from Operations	$(11,162)	$69,138	$109,492	$14,047,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 7 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund
Investment Income:
Interest Income	$4,634,869	$2,667,405	$3,778,391
Dividend Income	187	—	566

Total Investment Income	4,635,056	2,667,405	3,778,957

Expenses:
Investment Advisory Fees	442,181	357,656	478,775
Administration Fees	65,473	105,917	121,491
Distribution Fees — Investor Class Shares	13,587	24,701	6,847
Trustees’ Fees	2,532	4,111	4,762
Chief Compliance Officer Fees	823	1,324	1,524
Transfer Agent Fees	20,275	25,316	27,353
Registration Fees	19,331	15,502	16,754
Professional Fees	18,838	17,993	18,944
Printing Fees	4,794	7,871	8,849
Custodian Fees	2,597	4,734	5,501
Interest Expense on Borrowings	—	—	12,235
Insurance and Other Expenses	21,410	14,733	24,338

Total Expenses	611,841	579,858	727,373
Less: Investment Advisory Fees Waived	—	—	(136,793)
Less: Fees Paid Indirectly	(17)	(44)	(8)

Net Expenses	611,824	579,814	590,572

Net Investment Income	4,023,232	2,087,591	3,188,385

Net Realized Gain from Investments	439,783	69,383	683,604
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,972,824	(1,285,223)	(11,324,118)

Net Realized and Unrealized Gain (Loss) on Investments	3,412,607	(1,215,840)	(10,640,514)

Increase (Decrease) in Net Assets Resulting from Operations	$7,435,839	$871,751	$(7,452,129)

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations:
Net Investment Income	$369,325	$300,245
Net Realized Gain (Loss) on Investments	41,958,117	54,128,370
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,700,659)	(62,698,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,626,783	(8,269,658)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(571,284)	(536,993)
Investor Class Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(32,490,322)	(41,058,610)
Investor Class Shares	(5,772,752)	(6,919,011)
Tax Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—

Total Dividends and Distributions	(38,834,358)	(48,514,614)

Capital Share Transactions:
Institutional Class Shares:
Issued	15,830,223	59,713,976
Reinvestment of Dividends	9,565,805	12,019,906
Redeemed	(93,367,489)	(63,048,849)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(67,971,461)	8,685,033

Investor Class Shares:
Issued	454,810	6,189,975
Reinvestment of Dividends	4,167,072	5,073,361
Redeemed	(23,362,430)	(3,511,250)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(18,740,548)	7,752,086

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(86,712,009)	16,437,119

Total Increase (Decrease) in Net Assets	(106,919,584)	(40,347,153)

Net assets:
Beginning of Period	413,172,547	453,519,700

End of Period	$306,252,963	$413,172,547

Undistributed (Distributions in Excess of) Net Investment Income	$(63,895)	$138,064

Share Transactions:
Institutional Class Shares:
Issued	1,180,737	4,503,762
Reinvestment of Dividends	759,850	898,871
Redeemed	(7,102,783)	(4,680,936)

Total Increase (Decrease) in Institutional Class Shares	(5,162,196)	721,697

Investor Class Shares:
Issued	34,159	475,712
Reinvestment of Dividends	333,900	382,318
Redeemed	(1,835,206)	(259,448)

Total Increase (Decrease) in Investor Class Shares	(1,467,147)	598,582

Net Increase (Decrease) in Shares Outstanding	(6,629,343)	1,320,279

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Kempner Multi-Cap Deep Value Equity Fund
Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

$3,885,390	$5,075,248	$882,227	$2,829,824
15,023,259	20,342,689	(2,241,752)	(1,199,480)
(667,250)	(20,057,585)	10,690,430	(7,208,932)

18,241,399	5,360,352	9,330,905	(5,578,588)

(3,430,689)	(4,231,803)	(786,020)	(2,481,674)
(526,594)	(705,761)	(126,890)	(369,480)

(16,924,609)	(26,641,722)	—	(8,264,723)
(3,062,960)	(5,437,676)	—	(1,385,701)

—	—	—	(7,274)
—	—	—	(1,184)

(23,944,852)	(37,016,962)	(912,910)	(12,510,036)

16,238,707	121,492,230	1,225,001	2,936,631
6,309,031	9,687,746	28,317	823,762
(86,522,049)	(63,173,328)	(32,469,185)	(23,371,191)

(63,974,311)	68,006,648	(31,215,867)	(19,610,798)

513,641	6,906,152	62,607	1,368,357
2,545,533	4,540,118	121,927	1,563,852
(24,035,975)	(2,966,314)	(830,804)	(6,569,922)

(20,976,801)	8,479,956	(646,270)	(3,637,713)

(84,951,112)	76,486,604	(31,862,137)	(23,248,511)

(90,654,565)	44,829,994	(23,444,142)	(41,337,135)

375,964,419	331,134,425	110,725,562	152,062,697

$285,309,854	$375,964,419	$87,281,420	$110,725,562

$(20,809)	$51,084	$(30,683)	$—

1,624,439	12,523,118	120,884	327,800
639,520	1,016,144	2,971	94,303
(8,709,438)	(6,455,181)	(3,446,261)	(2,536,892)

(6,445,479)	7,084,081	(3,322,406)	(2,114,789)

51,967	711,924	6,353	140,508
257,928	475,594	12,791	179,289
(2,444,968)	(302,338)	(88,999)	(741,749)

(2,135,073)	885,180	(69,855)	(421,952)

(8,580,552)	7,969,261	(3,392,261)	(2,536,741)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Equity Fund
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations:
Net Investment Income (Loss)	$(15,177)	$(75,557)
Net Realized Gain (Loss) on Investments and Affiliated Investments	512,289	840,128
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	630,474	(2,187,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,127,586	(1,422,534)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(641,782)	(3,015,837)
Investor Class Shares	(237,334)	(121,355)

Total Dividends and Distributions	(879,116)	(3,137,192)

Capital Share Transactions:
Institutional Class Shares:
Issued	863,217	2,143,433
Reinvestment of Dividends	34,805	343,506
Redeemed	(1,933,382)	(3,184,339)

Net Decrease in Net Assets from Institutional Class Share Transactions	(1,035,360)	(697,400)

Investor Class Shares:
Issued	1,021,466	2,593,282
Reinvestment of Dividends	235,783	116,702
Redeemed	—	(9,054)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	1,257,249	2,700,930

Net Increase (Decrease) in Net Assets from Capital Share Transactions	221,889	2,003,530

Total Increase (Decrease) in Net Assets	470,359	(2,556,196)

Net assets:
Beginning of Period	13,997,402	16,553,598

End of Period	$14,467,761	$13,997,402

Undistributed Net Investment Income (Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income)	$(24,680)	$(9,503)

Share Transactions:
Institutional Class Shares:
Issued	85,932	190,529
Reinvestment of Dividends	3,530	36,504
Redeemed	(192,553)	(316,349)

Total Decrease in Institutional Class Shares	(103,091)	(89,316)

Investor Class Shares:
Issued	106,146	296,898
Reinvestment of Dividends	24,183	12,522
Redeemed	—	(997)

Total Increase (Decrease) in Investor Class Shares	130,329	308,423

Net Increase (Decrease) in Shares Outstanding	27,238	219,107

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Conservative Allocation Fund		Moderate Allocation Fund
Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

$11,037	$16,318	$121,703	$216,531
(1,785)	(117,329)	(120,456)	(781,335)

15,907	73,327	286,505	621,995

(36,321)	32,341	(218,614)	162,552

(11,162)	4,657	69,138	219,743

—	—	(25,255)	(19,533)
(9,264)	(17,721)	(168,935)	(206,598)

—	—	—	—
—	—	—	—

(9,264)	(17,721)	(194,190)	(226,131)

—	—	2	1
—	—	2	30
—	—	(658,649)	(274,830)

—	—	(658,645)	(274,799)

197,529	1,444,436	1,058,334	3,083,960
5,701	12,069	162,838	200,620
(1,098,217)	(2,005,650)	(19,443,876)	(1,011,242)

(894,987)	(549,145)	(18,222,704)	2,273,338

(894,987)	(549,145)	(18,881,349)	1,998,539

(915,413)	(562,209)	(19,006,401)	1,992,151

2,697,456	3,259,665	24,616,719	22,624,568

$1,782,043	$2,697,456	$5,610,318	$24,616,719

$4,243	$2,470	$(60,130)	$12,357

—	—	—	—
—	—	—	2
—	—	(51,307)	(22,511)

—	—	(51,307)	(22,509)

18,587	139,436	83,510	253,454
538	1,162	12,910	16,378
(103,562)	(192,519)	(1,534,182)	(82,355)

(84,437)	(51,921)	(1,437,762)	187,477

(84,437)	(51,921)	(1,489,069)	164,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Allocation Fund
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations:
Net Investment Income	$66,736	$63,789
Net Realized Gain (Loss) on Investments and Affiliated Investments	(105,021)	(419,502)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	202,915	361,247
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(55,138)	(10,853)

Net Increase (Decrease) in Net Assets Resulting from Operations	109,492	(5,319)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Investor Class Shares	(101,376)	(68,514)
Realized Capital Gains:
Institutional Class Shares	—	—
Investor Class Shares	—	(26,401)
Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—

Total Dividends and Distributions	(101,376)	(94,915)

Capital Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Institutional Class Share Transactions	—	—

Investor Class Shares:
Issued	79,155	3,436,581
Reinvestment of Dividends	86,805	88,928
Redeemed	(11,781,609)	(905,980)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(11,615,649)	2,619,529

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,615,649)	2,619,529

Total Increase (Decrease) in Net Assets	(11,607,533)	2,519,295

Net assets:
Beginning of Period	13,125,258	10,605,963

End of Period	$1,517,725	$13,125,258

Undistributed (Distributions in Excess of) Net Investment Income	$(28,503)	$6,137

Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Total Increase in Institutional Class Shares	—	—

Investor Class Shares:
Issued	7,744	348,887
Reinvestment of Dividends	8,554	8,944
Redeemed	(1,145,681)	(92,734)

Total Increase (Decrease) in Investor Class Shares	(1,129,383)	265,097

Net Increase (Decrease) in Shares Outstanding	(1,129,383)	265,097

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Total Return Bond Fund		Credit Fund
Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

$35,580,604	$69,729,998	$4,023,232	$5,558,584
1,920,305	574,023	439,783	(101,144)

—	—	—	—

(23,453,423)	(110,306)	2,972,824	18,535

14,047,486	70,193,715	7,435,839	5,475,975

(30,885,390)	(58,795,756)	(3,702,930)	(5,038,516)
(4,838,651)	(9,353,916)	(281,779)	(468,982)

(2,053,908)	(7,498,240)	—	—
(339,754)	(1,355,806)	—	—

—	—	—	(1,811)
—	—	—	(181)

(38,117,703)	(77,003,718)	(3,984,709)	(5,509,490)

239,973,574	393,198,358	16,462,728	56,306,411
12,325,020	25,007,109	229,239	203,356
(181,051,368)	(372,648,468)	(7,986,809)	(15,623,057)

71,247,226	45,556,999	8,705,158	40,886,710

68,509,854	115,804,401	915,029	1,115,798
4,028,774	8,144,820	193,411	326,586
(54,311,853)	(114,949,128)	(619,459)	(355,841)

18,226,775	9,000,093	488,981	1,086,543

89,474,001	54,557,092	9,194,139	41,973,253

65,403,784	47,747,089	12,645,269	41,939,738

1,866,799,135	1,819,052,046	139,960,024	98,020,286

$1,932,202,919	$1,866,799,135	$152,605,293	$139,960,024

$232,914	$376,351	$38,519	$(4)

22,964,207	37,940,259	1,698,473	6,127,096
1,181,072	2,421,095	23,650	21,834
(17,330,159)	(35,979,946)	(824,512)	(1,673,572)

6,815,120	4,381,408	897,611	4,475,358

6,544,630	11,149,187	93,919	119,097
386,177	788,510	19,989	35,049
(5,206,213)	(11,129,526)	(63,779)	(37,651)

1,724,594	808,171	50,129	116,495

8,539,714	5,189,579	947,740	4,591,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Low Duration Bond Fund
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations:
Net Investment Income	$2,087,591	$3,671,999
Net Realized Gain (Loss) on Investments	69,383	(484,782)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,285,223)	179,504

Net Increase (Decrease) in Net Assets Resulting from Operations	871,751	3,366,721

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(1,962,010)	(3,489,703)
Investor Class Shares	(153,421)	(263,916)
Realized Capital Gains:
Institutional Class Shares	—	—
Investor Class Shares	—	—

Total Dividends and Distributions	(2,115,431)	(3,753,619)

Capital Share Transactions:
Institutional Class Shares:
Issued	45,532,490	51,147,430
Reinvestment of Dividends	310,010	579,031
Redeemed	(20,326,038)	(51,564,484)

Net Increase in Net Assets from Institutional Class Share Transactions	25,516,462	161,977

Investor Class Shares:
Issued	3,454,768	2,121,708
Reinvestment of Dividends	92,015	157,823
Redeemed	(1,867,872)	(1,598,258)

Net Increase in Net Assets from Investor Class Share Transactions	1,678,911	681,273

Net Increase in Net Assets from Capital Share Transactions	27,195,373	843,250

Total Increase (Decrease) in Net Assets	25,951,693	456,352

Net assets:
Beginning of Period	234,385,627	233,929,275

End of Period	$260,337,320	$234,385,627

Undistributed Net Investment Income	$6,494	$34,334

Share Transactions:
Institutional Class Shares:
Issued	4,447,210	4,989,227
Reinvestment of Dividends	30,280	56,536
Redeemed	(1,983,297)	(5,033,332)

Total Increase in Institutional Class Shares	2,494,193	12,431

Investor Class Shares:
Issued	337,265	206,855
Reinvestment of Dividends	8,988	15,409
Redeemed	(182,245)	(156,071)

Total Increase in Investor Class Shares	164,008	66,193

Net Increase in Shares Outstanding	2,658,201	78,624

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Municipal Bond Fund
Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

$3,188,385	$6,249,420
683,604	(8,085)
(11,324,118)	4,440,510

(7,452,129)	10,681,845

(3,121,529)	(5,882,989)
(56,911)	(103,718)

—	(11,808)
—	(244)

(3,178,440)	(5,998,759)

46,385,547	63,713,450
172,998	250,213
(44,436,291)	(37,417,985)

2,122,254	26,545,678

205,750	2,264,666
50,251	90,470
(8,042)	(926,031)

247,959	1,429,105

2,370,213	27,974,783

(8,260,356)	32,657,869

271,128,569	238,470,700

$262,868,213	$271,128,569

$290,613	$280,668

4,420,662	6,001,239
16,570	23,536
(4,285,548)	(3,526,023)

151,684	2,498,752

19,631	213,993
4,817	8,527
(761)	(86,738)

23,687	135,782

175,371	2,634,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2017 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund
Institutional Class Shares
2017***	$13.61	$0.01	$0.62	$0.63	$(0.02)	$(1.32)	$(1.34)	$12.90	4.92%		$264,165	0.79	%*	0.79	%*	0.22	%*	9	%**
2016	15.61	0.02	(0.32)	(0.30)	(0.02)	(1.68)	(1.70)	13.61	(1.72)		348,935	0.80		0.80		0.11		23
2015	14.49	0.03	2.00	2.03	(0.03)	(0.88)	(0.91)	15.61	14.45		388,998	0.80		0.80		0.21		19
2014	12.58	0.02	2.42	2.44	(0.02)	(0.51)	(0.53)	14.49	19.81	††	372,380	0.80		0.85		0.15		28
2013	10.48	0.03	2.09	2.12	(0.02)	—	(0.02)	12.58	20.29	††	302,637	0.80		0.95		0.31		32
2012	10.26	0.01	0.23	0.24	(0.02)	—	(0.02)	10.48	2.31	††	262,447	0.81		0.96		0.13		46
Investor Class Shares
2017***	$13.51	$—	$0.62	$0.62	$—	$(1.32)	$(1.32)	$12.81	4.86%		$42,088	1.04	%*	1.04	%*	(0.01	)%*	9	%**
2016	15.53	(0.02)	(0.32)	(0.34)	—	(1.68)	(1.68)	13.51	(2.01)		64,238	1.05		1.05		(0.14)		23
2015	14.43	(0.01)	1.99	1.98	—	(0.88)	(0.88)	15.53	14.17		64,522	1.05		1.05		(0.03)		19
2014	12.55	(0.01)	2.40	2.39	—	(0.51)	(0.51)	14.43	19.47	††	63,438	1.05		1.11		(0.08)		28
2013	10.46	0.01	2.08	2.09	—	—	—	12.55	19.98	††	82,365	1.05		1.20		0.06		32
2012	10.24	(0.01)	0.23	0.22	—	—	—	10.46	2.15	††	73,480	1.06		1.21		(0.12)		46

Value Equity Fund
Institutional Class Shares
2017***	$10.02	$0.11	$0.39	$0.50	$(0.11)	$(0.55)	$(0.66)	$9.86	5.02%		$246,736	0.80	%*	0.80	%*	2.14	%*	21	%**
2016	11.20	0.15	(0.16)‡	(0.01)	(0.15)	(1.02)	(1.17)	10.02	0.55		315,388	0.80		0.80		1.54		52
2015	11.18	0.15	1.04	1.19	(0.16)	(1.01)	(1.17)	11.20	11.14		273,297	0.80		0.80		1.37		53
2014	10.83	0.18	1.46	1.64	(0.18)	(1.11)	(1.29)	11.18	16.28	††	254,952	0.81		0.86		1.67		52
2013	8.92	0.21	1.91	2.12	(0.21)	—	(0.21)	10.83	24.10	††	223,004	0.81		0.96		2.17		77
2012	9.20	0.19	(0.28)	(0.09)	(0.19)	—	(0.19)	8.92	(0.94	)††	225,509	0.81		0.96		2.16		90
Investor Class Shares
2017***	$10.01	$0.10	$0.39	$0.49	$(0.10)	$(0.55)	$(0.65)	$9.85	4.88%		$38,574	1.05	%*	1.05	%*	1.96	%*	21	%**
2016	11.19	0.13	(0.17)‡	(0.04)	(0.12)	(1.02)	(1.14)	10.01	0.30		60,576	1.05		1.05		1.29		52
2015	11.17	0.13	1.03	1.16	(0.13)	(1.01)	(1.14)	11.19	10.90		57,837	1.05		1.05		1.13		53
2014	10.82	0.16	1.45	1.61	(0.15)	(1.11)	(1.26)	11.17	16.00	††	56,817	1.06		1.11		1.42		52
2013	8.91	0.19	1.90	2.09	(0.18)	—	(0.18)	10.82	23.82	††	50,937	1.06		1.21		1.95		77
2012	9.19	0.17	(0.28)	(0.11)	(0.17)	—	(0.17)	8.91	(1.19	)††	58,479	1.06		1.21		1.90		90

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares
2017***	$9.18	$0.09	$0.88	$0.97	$(0.09)	$—	$(0.09)	$10.06	10.65%		$71,668	0.80	%*	0.80	%*	1.89	%*	7	%**
2016	10.42	0.21	(0.54)	(0.33)	(0.21)^	(0.70)	(0.91)	9.18	(2.56)		95,846	0.78		0.78		2.30		10
2015	11.53	0.18	(0.29)	(0.11)	(0.19)	(0.81)	(1.00)	10.42	(1.16)		130,791	0.77		0.77		1.66		40
2014	10.69	0.18	1.09	1.27	(0.18)	(0.25)	(0.43)	11.53	12.14		175,593	0.77		0.77		1.60		22
2013	8.99	0.16	1.79	1.95	(0.17)	(0.08)	(0.25)	10.69	22.03		174,867	0.77		0.77		1.70		18
2012	8.90	0.17	0.10	0.27	(0.18)	—	(0.18)	8.99	3.06		154,505	0.78		0.78		1.99		24
Investor Class Shares
2017***	$9.17	$0.08	$0.89	$0.97	$(0.08)	$—	$(0.08)	$10.06	10.65%		$15,613	1.05	%*	1.05	%*	1.58	%*	7	%**
2016	10.40	0.19	(0.53)	(0.34)	(0.19)^	(0.70)	(0.89)	9.17	(2.70)		14,880	1.03		1.03		2.05		10
2015	11.53	0.15	(0.31)	(0.16)	(0.16)	(0.81)	(0.97)	10.40	(1.56)		21,272	1.02		1.02		1.37		40
2014	10.69	0.15	1.10	1.25	(0.16)	(0.25)	(0.41)	11.53	11.90		20,942	1.02		1.02		1.35		22
2013	8.99	0.14	1.79	1.93	(0.15)	(0.08)	(0.23)	10.69	21.76		21,217	1.02		1.02		1.47		18
2012	8.90	0.15	0.09	0.24	(0.15)	—	(0.15)	8.99	2.81		24,982	1.03		1.03		1.74		24

*	Annualized.
**	Not Annualized
***	Six Months Ended January 31, 2017.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
^	Includes a return of capital of less than $0.01 per share.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2017 (Unaudited) and the Years or Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Mid Cap Equity Fund
Institutional Class Shares
2017***	$9.85	$(0.01)	$0.83	$0.82	$—	$(0.67)	$(0.67)	$10.00	8.42%		$9,709	1.38	%*	1.38	%*	(0.14)%*	13	%**
2016	13.73	(0.06)	(1.30)	(1.36)	—	(2.52)	(2.52)	9.85	(9.08)		10,576	1.45		1.45		(0.57)	102
2015	14.57	(0.15)	1.91	1.76	—	(2.60)	(2.60)	13.73	14.26		15,971	1.47	(3)	1.42		(1.08)	80
2014	13.68	(0.12)	1.93	1.81	—	(0.92)	(0.92)	14.57	13.56		26,824	1.33		1.33		(0.86)	58
2013	11.41	(0.09)	3.02	2.93	—	(0.66)	(0.66)	13.68	26.90	††	29,267	1.49		1.53		(0.75)	118
2012	12.26	(0.07)	(0.56)	(0.63)	—	(0.22)	(0.22)	11.41	(5.06)		25,448	1.25		1.25		(0.61)	108
Investor Class Shares
2017***	$9.74	$(0.02)	$0.83	$0.81	$—	$(0.67)	$(0.67)	$9.88	8.41%		$4,759	1.63	%*	1.63	%*	(0.42)%*	13	%**
2016	13.65	(0.04)	(1.35)	(1.39)	—	(2.52)	(2.52)	9.74	(9.38)		3,421	1.73		1.73		(0.43)	102
2015	14.53	(0.19)	1.91	1.72	—	(2.60)	(2.60)	13.65	14.01		583	1.74	(3)	1.70		(1.39)	80
2014	13.67	(0.16)	1.94	1.78	—	(0.92)	(0.92)	14.53	13.35		415	1.58		1.58		(1.11)	58
2013	11.41	(0.13)	3.05	2.92	—	(0.66)	(0.66)	13.67	26.81	††	266	1.72		1.75		(0.97)	118
2012(a)	12.12	(0.08)	(0.63)	(0.71)	—	—	—	11.41	(5.86)		—	1.80	*	1.80	*	(1.38)*	108	(2)

Conservative Allocation Fund
Investor Class Shares
2017***	$10.68	$0.05	$(0.09)	$(0.04)	$(0.04)	$—	$(0.04)	$10.60	(0.38	)%††	$1,782	1.60	%*	3.30	%*	0.98%*	41	%**
2016	10.70	0.06	(0.02)	0.04	(0.06)	—	(0.06)	10.68	0.39	††	2,697	1.60		2.61		0.53	67
2015	10.69	0.12	0.12	0.24	(0.23)^	—	(0.23)	10.70	2.29	††	3,260	1.60		2.27		1.08	51
2014	9.99	0.02	0.68	0.70	—	—	—	10.69	7.01	††	3,896	1.88		2.84		0.21	148
2013	9.20	(0.04)	0.87	0.83	(0.04)^	—	(0.04)	9.99	9.04	††	5,131	2.00		2.29		(0.43)	98
2012	9.82	0.03	(0.43)	(0.40)	(0.02)	(0.20)	(0.22)	9.20	(4.08)		11,548	1.84		1.84		0.01	150

Moderate Allocation Fund
Institutional Class Shares
2017***	$12.77	$0.08	$0.14 ‡	$0.22	$(0.30)	$—	$(0.30)	$12.69	1.79%		$929	0.85	%*	0.85	%*	1.33%*	6	%**
2016	12.82	0.15	(0.05)‡	0.10	(0.15)	—	(0.15)	12.77	0.81		1,591	0.67		0.67		1.21	66
2015	12.59	0.23	0.31	0.54	(0.31)	—	(0.31)	12.82	4.29		1,885	0.78		0.78		1.80	42
2014	11.48	0.17	1.13	1.30	(0.19)	—	(0.19)	12.59	11.36	††	2,015	1.30		1.74		1.44	103
2013	10.55	0.19	0.98	1.17	(0.24)	—	(0.24)	11.48	11.17	††	4,175	1.35		1.80		1.72	19
2012	10.49	0.19	0.06	0.25	(0.19)	—	(0.19)	10.55	2.49	††	3,925	1.35		1.77		1.84	18
Investor Class Shares
2017***	$12.75	$0.08	$0.12 ‡	$0.20	$(0.26)	$—	$(0.26)	$12.69	1.63%		$4,681	0.96	%*	0.96	%*	1.25%*	6	%**
2016	12.81	0.12	(0.06)‡	0.06	(0.12)	—	(0.12)	12.75	0.53		23,026	0.92		0.92		0.95	66
2015	12.58	0.18	0.33	0.51	(0.28)	—	(0.28)	12.81	4.05		20,739	1.02		1.02		1.37	42
2014	11.47	0.14	1.12	1.26	(0.15)	—	(0.15)	12.58	11.03	††	13,528	1.50		1.86		1.15	103
2013	10.54	0.16	0.98	1.14	(0.21)	—	(0.21)	11.47	10.90	††	6,889	1.60		2.05		1.46	19
2012	10.48	0.16	0.07	0.23	(0.17)	—	(0.17)	10.54	2.23	††	7,302	1.60		2.02		1.61	18

Aggressive Allocation Fund
Investor Class Shares
2017***	$10.27	$0.06	$0.20	$0.26	$(0.29)	$—	$(0.29)	$10.24	2.59%		$1,518	1.03	%*	1.03	%*	1.21%*	6	%**
2016	10.47	0.06	(0.17)	(0.11)	(0.06)	(0.03)	(0.09)	10.27	(1.04)		13,125	1.10		1.10		0.57	71
2015	10.11	0.02	0.42	0.44	(0.05)	(0.03)	(0.08)	10.47	4.40	††	10,606	1.60		2.08		0.23	33
2014(b)	10.00	0.02	0.09	0.11	—	—	—	10.11	1.10	††	498	1.62	*	52.39	*	0.97 *	14	**

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2017.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on February 13, 2012.
(b)	Commenced operations on May 19, 2014.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2012.
(3)	Ratio includes previously waived investment advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2017 (Unaudited) and the Years or Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund
Institutional Class Shares
2017***	$10.52	$0.20	$(0.12)	$0.08	$(0.20)	$(0.01)	$(0.21)	$10.39	0.78%		$1,656,873	0.51	%*	0.51	%*	3.75	%*	16	%**
2016	10.56	0.41	—	0.41	(0.40)	(0.05)	(0.45)	10.52	4.02		1,606,097	0.52		0.52		3.90		32
2015	10.90	0.38	(0.21)	0.17	(0.38)	(0.13)	(0.51)	10.56	1.58		1,565,895	0.51		0.51		3.51		49
2014	10.81	0.43	0.22	0.65	(0.43)	(0.13)	(0.56)	10.90	6.22	††	1,062,644	0.50		0.54		3.93		35
2013	10.80	0.45	0.13	0.58	(0.46)	(0.11)	(0.57)	10.81	5.41	††	793,400	0.49		0.64		4.08		53
2012	10.70	0.51	0.15	0.66	(0.50)	(0.06)	(0.56)	10.80	6.45	††	675,039	0.50		0.65		4.79		61
Investor Class Shares
2017***	$10.52	$0.18	$(0.12)	$0.06	$(0.18)	$(0.01)	$(0.19)	$10.39	0.65%		$275,330	0.76	%*	0.76	%*	3.50	%*	16	%**
2016	10.56	0.38	—	0.38	(0.37)	(0.05)	(0.42)	10.52	3.76		260,702	0.77		0.77		3.65		32
2015	10.90	0.35	(0.20)	0.15	(0.36)	(0.13)	(0.49)	10.56	1.33		253,157	0.75		0.75		3.26		49
2014	10.81	0.40	0.23	0.63	(0.41)	(0.13)	(0.54)	10.90	5.96	††	170,438	0.75		0.79		3.68		35
2013	10.80	0.42	0.13	0.55	(0.43)	(0.11)	(0.54)	10.81	5.15	††	126,002	0.74		0.89		3.83		53
2012	10.69	0.48	0.17	0.65	(0.48)	(0.06)	(0.54)	10.80	6.29	††	117,779	0.75		0.90		4.55		61

Credit Fund
Institutional Class Shares
2017***	$9.63	$0.27	$0.22	$0.49	$(0.26)	$—	$(0.26)	$9.86	5.20%		$141,297	0.81	%*	0.81	%*	5.48	%*	14	%**
2016	9.86	0.49	(0.24)	0.25	(0.48)^	—	(0.48)	9.63	2.79		129,395	0.83		0.83		5.27		36
2015	10.27	0.49	(0.34)	0.15	(0.49)	(0.07)	(0.56)	9.86	1.45		88,349	0.84		0.84		4.83		47
2014	10.01	0.47	0.26	0.73	(0.45)	(0.02)	(0.47)	10.27	7.36	††	81,336	0.91		0.91		4.58		38
2013(a)	10.00	0.29	(0.06)	0.23	(0.22)	—	(0.22)	10.01	2.33	††	25,546	1.00	*	1.29	*	4.39	*	57	**
Investor Class Shares
2017***	$9.62	$0.25	$0.23	$0.48	$(0.25)	$—	$(0.25)	$9.85	5.08%		$11,308	1.06	%*	1.06	%*	5.23	%*	14	%**
2016	9.85	0.47	(0.25)	0.22	(0.45)^	—	(0.45)	9.62	2.54		10,565	1.08		1.08		5.02		36
2015	10.26	0.46	(0.34)	0.12	(0.46)	(0.07)	(0.53)	9.85	1.19		9,671	1.08		1.08		4.58		47
2014	10.00	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	10.26	7.11	††	9,164	1.17		1.17		4.33		38
2013(a)	10.00	0.23	(0.02)	0.21	(0.21)	—	(0.21)	10.00	2.09	††	6,320	1.25	*	1.91	*	3.49	*	57	**

Low Duration Bond Fund
Institutional Class Shares
2017***	$10.28	$0.09	$(0.05)	$0.04	$(0.09)	$—	$(0.09)	$10.23	0.41%		$239,086	0.46	%*	0.46	%*	1.77	%*	8	%**
2016	10.30	0.16	(0.01)	0.15	(0.17)	—	(0.17)	10.28	1.43		214,708	0.51		0.51		1.58		36
2015	10.30	0.13	—	0.13	(0.13)	—	(0.13)	10.30	1.30		214,904	0.52		0.52		1.29		52
2014	10.48	0.15	(0.03)	0.12	(0.15)	(0.15)	(0.30)	10.30	1.19	††	203,195	0.52		0.58		1.46		29
2013	10.59	0.18	(0.06)	0.12	(0.18)	(0.05)	(0.23)	10.48	1.10	††	211,919	0.52		0.67		1.70		85
2012	10.64	0.25	0.11	0.36	(0.25)	(0.16)	(0.41)	10.59	3.52	††	239,140	0.53		0.68		2.37		73
Investor Class Shares
2017***	$10.28	$0.08	$(0.05)	$0.03	$(0.08)	$—	$(0.08)	$10.23	0.28%		$21,251	0.71	%*	0.71	%*	1.52	%*	8	%**
2016	10.30	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.28	1.18		19,678	0.76		0.76		1.33		36
2015	10.30	0.11	—	0.11	(0.11)	—	(0.11)	10.30	1.05		19,026	0.77		0.77		1.04		52
2014	10.48	0.13	(0.04)	0.09	(0.12)	(0.15)	(0.27)	10.30	0.94	††	17,153	0.77		0.84		1.22		29
2013	10.59	0.15	(0.06)	0.09	(0.15)	(0.05)	(0.20)	10.48	0.84	††	31,972	0.77		0.92		1.45		85
2012	10.64	0.22	0.11	0.33	(0.22)	(0.16)	(0.38)	10.59	3.27	††	37,068	0.78		0.93		2.11		73

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2017.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2017 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund
Institutional Class Shares
2017***	$10.70	$0.12	$(0.39)	$(0.27)	$(0.12)	$—	$(0.12)	$10.31	(2.51	)%††	$257,394	0.43	%*	0.53	%*	2.33	%*	16	%**
2016	10.51	0.26	0.18	0.44	(0.25)	—	(0.25)	10.70	4.22	††	265,697	0.42		0.52		2.45		5
2015	10.52	0.26	0.01	0.27	(0.27)	(0.01)	(0.28)	10.51	2.52	††	234,565	0.42		0.52		2.49		9
2014	10.37	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)	10.52	4.44	††	203,406	0.43		0.59		2.67		16
2013	10.79	0.28	(0.42)	(0.14)	(0.27)	(0.01)	(0.28)	10.37	(1.28	)††	226,117	0.45		0.69		2.57		10
2012	10.43	0.30	0.40	0.70	(0.30)	(0.04)	(0.34)	10.79	6.84	††	204,090	0.60		0.70		2.81		8
Investor Class Shares
2017***	$10.70	$0.11	$(0.40)	$(0.29)	$(0.11)	$—	$(0.11)	$10.30	(2.72	)%††	$5,474	0.68	%*	0.78	%*	2.09	%*	16	%**
2016	10.50	0.23	0.19	0.42	(0.22)	—	(0.22)	10.70	4.06	††	5,432	0.67		0.77		2.18		5
2015	10.52	0.24	(0.01)	0.23	(0.24)	(0.01)	(0.25)	10.50	2.16	††	3,906	0.67		0.77		2.25		9
2014	10.37	0.25	0.18	0.43	(0.25)	(0.03)	(0.28)	10.52	4.18	††	4,028	0.69		0.83		2.42		16
2013	10.78	0.25	(0.40)	(0.15)	(0.25)	(0.01)	(0.26)	10.37	(1.43	)††	3,836	0.70		0.94		2.32		10
2012	10.43	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	10.78	6.50	††	3,797	0.85		0.95		2.50		8

*	Annualized.
**	Not Annualized.
***	Six Months Ended January 31, 2017.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Kempner Multi-Cap Deep Value Equity Fund (the “Kempner Multi-Cap Deep Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Conservative Allocation Fund (the “Conservative Allocation Fund”), Frost Moderate Allocation Fund (the “Moderate Allocation Fund”), Frost Aggressive Allocation Fund (the “Aggressive Allocation Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund seeks to achieve long-term capital appreciation and current income. The Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund seek total return consistent with their respective asset allocation strategy. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds in the Trust are presented separately.

The Kempner Treasury and Income Fund ceased operations and liquidated during the last quarter of 2016.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2017:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$300,189,763	$—	$—	$300,189,763
Cash Equivalent	6,174,625	—	—	6,174,625

Total Investments in Securities	$306,364,388	$—	$—	$306,364,388

Value Equity Fund
Common Stock	$284,582,036	$—	$—	$284,582,036

Total Investments in Securities	$284,582,036	$—	$—	$284,582,036

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

Investments in Securities*	Level 1	Level 2	Level 3	Total
Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$77,267,791	$—	$—	$77,267,791
Cash Equivalent	10,194,546	—	—	10,194,546

Total Investments in Securities	$87,462,337	$—	$—	$87,462,337

Mid Cap Equity Fund
Common Stock	$13,055,637	$—	$—	$13,055,637
Corporate Obligation	—	230,203	—	230,203
Cash Equivalent	1,215,819	—	—	1,215,819

Total Investments in Securities	$14,271,456	$230,203	$—	$14,501,659

Conservative Allocation Fund
Registered Investment Companies	$1,685,487	$—	$—	$1,685,487
Cash Equivalent	95,417	—	—	95,417

Total Investments in Securities	$1,780,904	$—	$—	$1,780,904

Moderate Allocation Fund
Registered Investment Companies	$5,489,875	$—	$—	$5,489,875
Cash Equivalent	124,895	—	—	124,895

Total Investments in Securities	$5,614,770	$—	$—	$5,614,770

Aggressive Allocation Fund
Registered Investment Companies	$1,401,740	$—	$—	$1,401,740
Cash Equivalent	125,034	—	—	125,034

Total Investments in Securities	$1,526,774	$—	$—	$1,526,774

Total Return Bond Fund
Mortgage-Backed Securities	$—	$625,474,511	$—	$625,474,511
U.S. Treasury Obligations	434,314,744	—	—	434,314,744
Corporate Obligations	—	330,417,735	—	330,417,735
Asset-Backed Securities	—	302,308,062	—	302,308,062
Collateralized Loan Obligations	—	104,068,723	—	104,068,723
Municipal Bonds	—	58,057,978	—	58,057,978
U.S. Government Agency Obligations	—	12,997,136	—	12,997,136
Cash Equivalent	487,540	—	—	487,540
Commercial Paper	—	2,999,191	—	2,999,191
Repurchase Agreements	—	61,000,000	—	61,000,000

Total Investments in Securities	$434,802,284	$1,497,323,336	$—	$1,932,125,620

Credit Fund
Asset-Backed Securities	$—	$60,601,460	$—	$60,601,460
Collateralized Loan Obligations	—	37,205,951	—	37,205,951
Corporate Obligations	—	35,822,262	—	35,822,262
Mortgage-Backed Securities	—	11,774,654	—	11,774,654
Municipal Bond	—	164,863	—	164,863
Cash Equivalent	925,800	—	—	925,800
Repurchase Agreement	—	4,000,000	—	4,000,000

Total Investments in Securities	$925,800	$149,569,190	$—	$150,494,990

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

Investments in Securities*	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Asset-Backed Securities	$—	$104,365,427	$—	$104,365,427
U.S. Treasury Obligations	62,264,800	—	—	62,264,800
Mortgage-Backed Securities	—	29,107,921	—	29,107,921
Corporate Obligations	—	16,265,615	—	16,265,615
Collateralized Loan Obligations	—	11,001,795	—	11,001,795
U.S. Government Agency Obligations	—	10,376,429	—	10,376,429
Municipal Bonds	—	5,344,681	—	5,344,681
Sovereign Debt	—	4,999,920	—	4,999,920
Cash Equivalent	1,572,292	—	—	1,572,292
Repurchase Agreement	—	17,000,000	—	17,000,000

Total Investments in Securities	$63,837,092	$198,461,788	$—	$262,298,880

Municipal Bond Fund
Municipal Bonds	$—	$240,557,009	$—	$240,557,009
Cash Equivalent	17,183,839	—	—	17,183,839

Total Investments in Securities	$17,183,839	$240,557,009	$—	$257,740,848

*	Industry disclosure of holdings is detailed in the Schedule of Investments.

For the six months ended January 31, 2017, there were no transfers between Level 1 and Level 2 within the Funds. Transfers, if any, between levels are considered to have occurred as of the end of the period. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2017, there were no Level 3 securities within the Funds.

For the six months ended January 31, 2017, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended January 31, 2017, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund and Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund each distribute their net investment income, if any, quarterly and distribute their net realized capital gains, if any, at least annually. The Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $100 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A. (the “Custodian”) which expires June 6, 2017. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate. As of January 31, 2017, the Value Equity Fund had borrowings of $3,676,133 outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2017:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Value Equity Fund	$6,648,947	17	$2,379,801	3.63%	$4,168
Mid Cap Equity Fund	190,400	3	190,400	3.50	55
Conservative Allocation Fund	137,803	3	106,297	3.50	31
Moderate Allocation Fund	1,914,628	13	447,777	3.65	595
Aggressive Allocation Fund	1,278,360	9	778,279	3.75	730
Municipal Bond Fund	7,888,688	35	3,516,596	3.69	12,235

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended January 31, 2017, the Funds were charged as follows for these services: $176,820 in the Growth Equity Fund, $163,876 in the Value Equity Fund, $42,605 in the Kempner Multi-Cap Deep Value Equity Fund, $6,147 in the Mid Cap Equity Fund, $1,002 in the Conservative Allocation Fund, $8,600 in the Moderate Allocation Fund, $4,863 in the Aggressive Allocation Fund, $849,138 in the Total Return Bond Fund, $65,473 in the Credit Fund, $105,917 in the Low Duration Bond Fund, $121,491 in the Municipal Bond Fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares as compensation for distribution services.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2017 (the “Contractual Expense Limitation) for the Growth Equity Fund, Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Mid Cap Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation
Growth Equity Fund	0.65%	1.25%	1.50%
Value Equity Fund	0.65%	1.25%	1.50%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	1.05%	1.30%
Mid Cap Equity Fund	0.65%	1.55%	1.80%
Conservative Allocation Fund	0.15%	N/A	1.60%
Moderate Allocation Fund	0.15%	1.35%	1.60%
Aggressive Allocation Fund	0.15%	N/A	1.60%
Total Return Bond Fund	0.35%	0.95%	1.20%
Credit Fund	0.60%	1.00%	1.25%
Low Duration Bond Fund	0.30%	0.95%	1.20%

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Shares Voluntary Expense Limitation	Investor Class Shares Voluntary Expense Limitation
Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2017, the Adviser did not recapture pre-

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

viously waived/reimbursed fees for the Funds. At January 31, 2017, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until July	Conservative Allocation Fund	Aggressive Allocation Fund
7/31/13 - 7/31/14	2017	$44,958	$132
7/31/14 - 7/31/15	2018	23,802	28,715
7/31/15 - 7/31/16	2019	31,047	—
7/31/16 - 1/31/17	2020	19,178	—

		$118,985	$28,847

As of January 31, 2017, the Adviser, on behalf of the Kempner Multi-Cap Deep Value Equity Fund, has entered into an investment sub-advisory agreement with Kempner Capital Management, Inc. and pays the sub-adviser out of the fee that it receives from the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2017 were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$34,962,146	$34,962,146
Sales	—	133,925,856	133,925,856
Value Equity Fund
Purchases	—	72,294,924	72,294,924
Sales	—	168,196,604	168,196,604
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	6,339,869	6,339,869
Sales	—	33,184,910	33,184,910
Mid Cap Equity Fund
Purchases	—	1,743,542	1,743,542
Sales	—	2,876,074	2,876,074
Conservative Allocation Fund*
Purchases	—	909,015	909,015
Sales	—	1,791,408	1,791,408

	U.S. Government	Other		Total
Moderate Allocation Fund**
Purchases	$—	$981,670		$981,670
Sales	—	18,978,246		18,978,246
Aggressive Allocation Fund***
Purchases	—	530,744		530,744
Sales	—	11,713,934		11,713,934
Total Return Bond Fund
Purchases	322,794,713	113,346,957	†	436,141,670
Sales	136,950,507	119,971,817	†	256,922,324
Credit Fund
Purchases	—	20,990,861		20,990,861
Sales	—	17,198,430	††	17,198,430
Low Duration Bond Fund
Purchases	9,990,039	22,306,139	‡	32,296,178
Sales	4,043,481	11,797,609		15,841,090
Municipal Bond Fund
Purchases	—	40,184,244		40,184,244
Sales	—	42,742,641		42,742,641

*	Includes $272,377 and $207,351 of purchases and sales, respectively, of affiliated investments.
**	Includes $305,932 and $2,890,491 of purchases and sales, respectively, of affiliated investments.
***	Includes $171,278 and $2,249,066 of purchases and sales, respectively, of affiliated investments.
†	Includes $4,006,092 and $11,779,937 of purchases and sales, respectively, with affiliated entities.
††	Includes $4,006,092 of sales with affiliated entities.
‡	Includes $11,779,937 of purchases with affiliated entities.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended July 31, 2016 and July 31, 2015 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
Growth Equity Fund
2016	$—	$651,368	$47,863,246	$—	$48,514,614
2015	—	1,463,857	25,166,715	—	26,630,572
Value Equity Fund
2016	—	4,937,564	32,079,398	—	37,016,962
2015	—	9,018,374	23,481,167	—	32,499,541
Kempner Multi-Cap Deep Value Equity Fund
2016	—	4,000,969	8,500,609	8,458	12,510,036
2015	—	2,822,002	12,171,772	—	14,993,774
Mid Cap Equity Fund
2016	—	—	3,137,192	—	3,137,192
2015	—	—	4,122,532	—	4,122,532
Conservative Allocation Fund
2016	—	17,721	—	—	17,721
2015	—	43,207	—	29,120	72,327
Moderate Allocation Fund
2016	—	226,131	—	—	226,131
2015	—	369,878	—	—	369,878
Aggressive Allocation Fund
2016	—	76,046	18,869	—	94,915
2015	—	27,270	—	—	27,270
Total Return Bond Fund
2016	—	68,704,133	8,299,585	—	77,003,718
2015	—	55,745,071	15,536,564	—	71,281,635
Credit Fund
2016	—	5,507,498	—	1,992	5,509,490
2015	—	5,157,629	443,333	—	5,600,962
Low Duration Bond Fund
2016	—	3,753,619	—	—	3,753,619
2015	—	2,833,496	—	—	2,833,496
Municipal Bond Fund
2016	5,988,389	—	10,370	—	5,998,759
2015	5,952,728	—	143,241	—	6,095,969

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

As of July 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$138,067	$—	$36,613,943	$—	$—	$—	$127,258,013	$—	$164,010,023
Value Equity Fund	908,744	—	17,002,501	—	—	—	22,464,876	—	40,376,121
Kempner Multi-Cap Deep Value Equity Fund	—	—	—	(1,179,091)	—	—	(5,954,633)	—	(7,133,724)
Mid Cap Equity Fund	—	—	843,807	—	—	(9,502)	1,963,533	—	2,797,838
Conservative Allocation Fund	2,470	—	—	(421,439)	—	—	20,341	(8,565)	(407,193)
Moderate Allocation Fund	12,361	—	—	(715,529)	—	—	239,523	—	(463,645)
Aggressive Allocation Fund	6,135	—	—	(70,351)	—	—	82,135	—	17,919
Total Return Bond Fund	1,120,071	—	438,025	—	—	—	(21,843,037)	—	(20,284,941)
Credit Fund	—	—	—	(705,785)	(1,447)	—	(2,540,155)	—	(3,247,387)
Low Duration Bond Fund	34,333	—	—	(1,536,199)	—	—	1,509,484	—	7,618
Municipal Bond Fund	—	88,316	—	(8,085)	—	—	10,915,320	—	10,995,551

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2015 through July 31, 2016, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through July 31, 2016 and specified losses realized on investment transactions from November 1, 2015 through July 31, 2016, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains. At July 31, 2016, the breakdown of such capital loss carryforwards was as follows:

	Expiring 07/31/19	Total Capital Loss Carryforwards 07/31/16
Moderate Allocation Fund	$538,182	$538,182

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Kempner Multi-Cap Deep Value Equity Fund	$713,192	$465,899	$1,179,091
Conservative Allocation Fund	407,183	14,256	421,439
Moderate Allocation Fund	177,347	—	177,347
Aggressive Allocation Fund	70,351	—	70,351
Credit Fund	496,076	209,709	705,785
Low Duration Bond Fund	1,524,874	11,325	1,536,199
Municipal Bond Fund	—	8,085	8,085

*	This table should be used in conjunction with the capital loss carryforwards table.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2017 were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$202,807,034	$105,396,885	$(1,839,531)	$103,557,354
Value Equity Fund	261,615,348	28,700,690	(5,734,002)	22,966,688
Kempner Multi-Cap Deep Value Equity Fund	82,629,493	12,159,414	(7,326,570)	4,832,844
Mid Cap Equity Fund	11,903,413	2,745,538	(147,292)	2,598,246
Conservative Allocation Fund	1,788,543	19,355	(26,994)	(7,639)
Moderate Allocation Fund	5,580,029	126,277	(91,536)	34,741
Aggressive Allocation Fund	1,499,437	38,493	(11,156)	27,337
Total Return Bond Fund	1,977,308,344	34,258,658	(79,441,382)	(45,182,724)
Credit Fund	150,062,321	4,613,618	(4,180,949)	432,669
Low Duration Bond Fund	262,074,619	1,683,912	(1,459,651)	224,261
Municipal Bond Fund	258,231,615	4,675,531	(5,166,298)	(490,767)

8. Risks:

The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

The Municipal Bond Fund may invest more than 25% of its total assets in securities issued by Texas and its municipalities, and as a result are more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

In pursuing their investment objectives, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect the Funds’ performance.

To the extent Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, the Funds’ shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Funds’ shareholders directly bear in connection with the Funds’ own operations.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

On January 31, 2017, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	2	82.14%
Investor Class Shares	2	87.45%

Value Equity Fund
Institutional Class Shares	2	87.21%
Investor Class Shares	2	78.29%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	94.64%
Investor Class Shares	3	81.66%

Mid Cap Equity Fund
Institutional Class Shares	1	95.94%
Investor Class Shares	1	87.28%

Conservative Allocation Fund
Investor Class Shares	3	79.57%

Moderate Allocation Fund
Institutional Class Shares	2	99.98%
Investor Class Shares	3	61.30%

Aggressive Allocation Fund
Investor Class Shares	3	88.64%

Total Return Bond Fund
Institutional Class Shares	3	67.15%
Investor Class Shares	3	44.86%

Credit Fund
Institutional Class Shares	2	91.93%
Investor Class Shares	2	86.09%

Low Duration Bond Fund
Institutional Class Shares	2	80.77%
Investor Class Shares	3	66.35%

Municipal Bond Fund
Institutional Class Shares	2	94.37%
Investor Class Shares	3	94.56%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Subsequent Events:

At a Quarterly Meeting of the Board of Trustees (the “Board”) of the Trust held on November 16, 2016, the Board approved the proposed reorganization of the Frost Kempner Multi-Cap Deep Value Equity Fund (the “Fund”) into a newly created series (the “New Series”) of a fund complex that is not affiliated with the Trust (the “Adopting Fund Complex”). The proposed reorganization is subject to approval by shareholders of the Fund at a special meeting of the shareholders. If approved, shares of the Fund will be exchanged, on a tax-free basis, for shares of the New Series with an equal aggregate net asset value.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2016 to January 31, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 08/01/2016	Ending Account Value 01/31/2017	Annualized Expense Ratios	Expense Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.20	0.79%	$4.08
Investor Class Shares	$1,000.00	$1,048.60	1.04%	$5.37
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.22	0.79%	$4.02
Investor Class Shares	$1,000.00	$1,019.96	1.04%	$5.30
Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.20	0.80%	$4.14
Investor Class Shares	$1,000.00	$1,048.80	1.05%	$5.42
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.17	0.80%	$4.08
Investor Class Shares	$1,000.00	$1,019.91	1.05%	$5.35
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,106.50	0.80%	$4.25
Investor Class Shares	$1,000.00	$1,106.50	1.05%	$5.58
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.17	0.80%	$4.08
Investor Class Shares	$1,000.00	$1,019.91	1.05%	$5.35
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,084.20	1.38%	$7.25
Investor Class Shares	$1,000.00	$1,084.10	1.63%	$8.56
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.25	1.38%	$7.02
Investor Class Shares	$1,000.00	$1,016.99	1.63%	$8.29
Conservative Allocation Fund(1)
Actual Fund Return
Investor Class Shares	$1,000.00	$996.20	1.60%	$8.04
Hypothetical 5% Return
Investor Class Shares	$1,000.00	$1,017.15	1.60%	$8.12
Moderate Allocation Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.90	0.85%	$4.32
Investor Class Shares	$1,000.00	$1,016.30	0.96%	$4.88
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.92	0.85%	$4.33
Investor Class Shares	$1,000.00	$1,020.37	0.96%	$4.89
Aggressive Allocation Fund(1)
Actual Fund Return
Investor Class Shares	$1,000.00	$1,025.90	1.03%	$5.26
Hypothetical 5% Return
Investor Class Shares	$1,000.00	$1,020.01	1.03%	$5.24

	Beginning Account Value 08/01/2016	Ending Account Value 01/31/2017	Annualized Expense Ratios	Expense Paid During Period*
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,007.80	0.51%	$2.58
Investor Class Shares	$1,000.00	$1,006.50	0.76%	$3.84
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.63	0.51%	$2.60
Investor Class Shares	$1,000.00	$1,021.37	0.76%	$3.87
Credit
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,052.00	0.81%	$4.19
Investor Class Shares	$1,000.00	$1,050.80	1.06%	$5.48
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.12	0.81%	$4.13
Investor Class Shares	$1,000.00	$1,019.86	1.06%	$5.40
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.10	0.46%	$2.32
Investor Class Shares	$1,000.00	$1,002.80	0.71%	$3.58
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.89	0.46%	$2.35
Investor Class Shares	$1,000.00	$1,021.63	0.71%	$3.62
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$974.90	0.43%	$2.14
Investor Class Shares	$1,000.00	$972.80	0.68%	$3.38
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.04	0.43%	$2.19
Investor Class Shares	$1,000.00	$1,021.78	0.68%	$3.47

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2016 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund; the Frost Value Equity Fund; the Frost Kempner Multi-Cap Deep Value Equity Fund; the Frost Mid Cap Equity Fund; the Frost Conservative Allocation Fund; the Frost Moderate Allocation Fund; the Frost Aggressive Allocation Fund; the Frost Total Return Bond Fund; the Frost Credit Fund; the Frost Low Duration Bond Fund; the Frost Municipal Bond Fund; and the Frost Kempner Treasury and Income Fund; and

•	the sub-advisory agreement between the Adviser and Kempner Capital Management, Inc. (the “Sub-Adviser”) on behalf of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fees under the sub-advisory agreement and the portion of the fees under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 7

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Sub-Adviser

Kempner Capital Management, Inc.

2201 Market Street, 12th Floor

Frost Bank Building

Galveston, Texas 77550-1503

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: April 10, 2017